                                            Registration Statement No. 333-69773
                                                                       811-07411

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1
                                   TO FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2



A.  Exact Name of Trust:  THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                          ----------------------------------------------------

B.  Name of Depositor:  THE TRAVELERS LIFE AND ANNUITY COMPANY
                        --------------------------------------

C.  Complete Address of Depositor's Principal Executive Offices:

         One Tower Square,
         Hartford, Connecticut  06183


D.  Name and Complete Address of Agent for Service:

         Ernest J. Wright, Secretary
         The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183

It is proposed that this filing will become effective (check appropriate box):

___    immediately upon filing pursuant to paragraph (b)

X      on May 1, 2000 pursuant to paragraph (b)
___
___
    60 days after filing pursuant to paragraph (a)(1)
___    on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

___    Check the box if it is proposed that this filing will become effective on
       ____ at ___ pursuant to Rule 487. ______

                         RECONCILIATION AND TIE BETWEEN

                           FORM N-8B-2 AND PROSPECTUS

Item No. of
Form N-8B-2   CAPTION IN PROSPECTUS
-----------   ---------------------

    1         Cover page
    2         Cover page
    3         Not applicable
    4         The Company; Distribution
    5         The Travelers Fund UL II for Variable Life Insurance
    6         The Travelers Fund UL II for Variable Life Insurance
    7         Not applicable
    8         Not applicable
    9         Legal Proceedings and Opinion
    10        Prospectus Summary; The Company; The Travelers Fund UL for Variable
              Life Insurance, The Investment Options; The Policy; Transfers of Cash
              Value; The Separate Account and Valuation; Voting Rights; Disregard of
              Voting Rights; Dividends; Lapse and Reinstatement
    11        Prospectus Summary; The Investment Options
    12        Prospectus Summary; The Investment Options
    13        Charges and Deductions; Distribution
    14        The Policy
    15        Prospectus Summary; Applying Premium Payments
    16        The Investment Options; Applying Premium Payments
    17        Prospectus Summary; Right to Cancel; The Separate Account and Valuation;
              Policy Loans; Exchange
    18        The Investment Options; Charges and Deductions; Federal Tax
              Considerations; Dividends
    19        Statements to Policy Owners
    20        Not applicable
    21        Policy Loans
    22        Not applicable
    23        Not applicable
    24        Not applicable
    25        The Company
    26        Not applicable
    27        The Company
    28        The Company; Management
    29        The Company
    30        Not applicable
    31        Not applicable
    32        Not applicable
    33        Not applicable
    34        Not applicable
    35        The Company; Distribution
    36        Not applicable
    37        Not applicable
    38        Distribution
    39        The Company; Distribution
    40        Not applicable
    41        The Company; Distribution
    42        Not applicable
    43        Not applicable
    44        Applying Premium Payments; Accumulation Unit Values

Item No. of
Form N-8B-2   CAPTION IN PROSPECTUS
-----------   ---------------------

    45        Not applicable
    46        The Separate Account and Valuation; Access to Cash Values
    47        The Investment Options
    48        Not applicable
    49        Not applicable
    50        Not applicable
    51        Prospectus Summary; The Company; The Policy; Death
              Benefits and Lapse and Reinstatement
    52        The Investment Options
    53        Federal Tax Considerations
    54        Not applicable
    55        Not applicable
    56        Not applicable
    57        Not applicable
    58        Not applicable
    59        Financial Statements

                    THE TRAVELERS VARIABLE SURVIVORSHIP LIFE

             INDIVIDUAL VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


                                       PROSPECTUS
                                                                MAY 1, 2000


The Travelers Life and Annuity Company, One Tower Square, Hartford, Connecticut
                       06183 X Telephone: (800) 334-4298

                                   PROSPECTUS

This Prospectus describes Travelers Variable Survivorship Life, a variable universal (flexible premium) life insurance Policy (the "Policy") offered by The Travelers Life and Annuity Company (the "Company"). The Policy is designed to insure two individuals. We will pay the beneficiary the death benefit upon second death of the two named Insureds. The Policy Owners ("you") choose the amount of life insurance coverage desired with a minimum Stated Amount of $100,000. You direct the net premium payment to one or more of the variable funding options (the "Investment Options").

During the Policy's Right to Cancel Period, the Applicant may return the Policy to the Company for a refund. The Right to Cancel Period expires on the latest of ten days after you receive the Policy, ten days after we mail or deliver to you a written Notice of Right to Cancel, or 45 days after the Applicant signs the application for insurance (or later if state laws requires).


The Policy has no guaranteed minimum Cash Value. The Cash Value of the Policy will vary to reflect the investment performance of the Investment Options to which you have directed your premium payments. You bear the investment risk under this Policy. The Cash Value is reduced by the various fees and charges assessed under the Policy, as described in this Prospectus. The Policy will remain in effect for as long as the Cash Surrender Value can pay the monthly Policy charges and loan interest due but not paid in cash (subject to the Grace Period provision), or for a longer period as may be provided under the Lapse Protection Guarantee Rider.


We offer two death benefits under the Policy -- the "Level Option" and the "Variable Option." Under either option, the death benefit will never be less than the Amount Insured (less any outstanding Policy loans or Monthly Deduction Amounts due and unpaid). You choose one at the time you apply for the Policy, however you may change the death benefit option, subject to certain conditions.

This Policy may be or become a modified endowment Policy under federal tax law. If so, any partial withdrawal, Policy surrender or loan may result in adverse tax consequences or penalties.

REPLACING EXISTING INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE.

EACH OF THE INVESTMENT OPTION PROSPECTUSES ARE INCLUDED WITH THE PACKAGE CONTAINING THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAVE APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS COMPLETE OR TRUTHFUL. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE LIFE INSURANCE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.

                               TABLE OF CONTENTS


Glossary of Special Terms.............    3
Prospectus Summary....................    5
General Description...................    8
  The Application.....................    9
How the Policy Works..................    9
  Applying Premium Payments...........    9
The Investment Options................   10
Policy Benefits and Rights............   13
  Transfers of Cash Value.............   13
     Telephone Transfers..............   13
  Automated Transfers.................   13
     Dollar Cost Averaging............   13
     Portfolio Rebalancing............   13
  Lapse and Reinstatement.............   13
  Lapse Protection Guarantee Rider....   14
  Exchange Rights.....................   14
  Right to Cancel.....................   14
Access to Cash Values.................   15
  Policy Loans........................   15
     Consequences.....................   15
  Policy Surrenders...................   15
     Full Surrenders..................   15
     Partial Withdrawals..............   15
Death Benefit.........................   16
  Option 1............................   16
  Option 2............................   17
  Payment of Proceeds.................   17
  Payment Options.....................   17
Maturity Benefits.....................   18
  Maturity Extension Rider............   18
  Coverage Extension Rider............   18
Charges and Deductions................   19
  Charges Against Premium.............   19
     Front-End Sales Charge...........   19
     State Premium Tax Charge.........   19
  Monthly Deduction Amount............   20
     Cost of Insurance Charge.........   20
     Policy Administrative Expense
       Charge.........................   20
     Charges for Supplemental Benefit
       Provisions.....................   20
  Charges Against the Separate
     Account..........................   20
     Mortality and Expense Risk
       Charge.........................   20
     Administrative Expense Charge....   20
  Underlying Fund Expenses............   20
  Surrender Charges...................   20
  Transfer Charge.....................   21
  Reduction or Elimination of
     Charges..........................   21
The Separate Account and Valuation....   21
  The Travelers Fund UL II for
     Variable Life Insurance (Fund UL
     II)..............................   21
     How the Cash Value Varies........   22
     Accumulation Unit Value..........   22
     Net Investment Factor............   22
Changes to the Policy.................   22
  General.............................   22
  Changes in Stated Amount............   23
  Changes in Death Benefit Option.....   23
Additional Policy Provisions..........   23
  Assignment..........................   23
  Limit on Right to Contest and
     Suicide Exclusion................   23
  Misstatement as to Sex and Age......   24
  Voting Rights.......................   24
  Disregard of Voting Instructions....   24
Other Matters.........................   24
  Statements to Policy Owners.........   24
  Suspension of Valuation.............   25
  Dividends...........................   25
  Mixed and Shared Funding............   25
  Distribution........................   25
  Legal Proceedings and Opinion.......   25
  Experts.............................   25
Federal Tax Considerations............   26
The Company...........................   29
  IMSA................................   30
Management............................   30
  Directors of The Travelers Life and
     Annuity Company..................   30
  Senior Officers of The Travelers
     Life and Annuity Company.........   31
Example of Policy Charges.............   31
Illustrations.........................   31
Appendix A (Performance
  Information)........................  A-1
Financial Statements of the Separate
  Account
Financial Statements of the Company

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- a standard of measurement used to calculate the values allocated to the Investment Options.

BENEFICIARY(IES) -- the person(s) named to receive the benefits of this Policy at the last Insured's death.

CASH SURRENDER VALUE -- the Cash Value less any outstanding Policy loan and surrender charges.

CASH VALUE -- the current value of Accumulation Units credited to each of the Investment Options available under the Policy, plus the value of the Loan Account.

COMPANY'S HOME OFFICE -- the principal executive offices of The Travelers Life and Annuity Company located at One Tower Square, Hartford, Connecticut 06183.

DEATH BENEFIT -- the amount payable upon the death of both Insureds.

DEDUCTION DATE -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Cash Value.

INSUREDS -- the two people on whose lives the Policy is issued.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate premiums or Cash Value. Each investment option invests directly in a corresponding Underlying Fund.


ISSUE DATE -- the date on which a new Policy is issued by the Company for delivery to the Policy Owner. Policies which replace existing company contracts will maintain the issue date of the original policy.


LAPSE PROTECTION GUARANTEE RIDER -- a rider which provides that the Policy will not lapse during the first ten Policy Years if a required amount of premium is paid. (Not available in all states.)

LOAN ACCOUNT -- an account in the Company's general account to which we transfer the amount of any Policy loan, and to which we credit and charge a fixed rate of interest.

MATURITY DATE -- The anniversary of the Policy Date on which the younger Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required to qualify this Policy as life insurance under federal tax law.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Cash Value which includes cost of insurance charges, administrative charges, and any charges for supplemental benefits.

MONTHLY LAPSE PROTECTION PREMIUM -- an amount shown on the Policy Summary page, the cumulative amount of which must be paid during the first ten Policy Years in order for the Lapse Protection Guarantee to be in effect.

NET AMOUNT AT RISK -- an amount equal to the Death Benefit minus the Cash Value.

NET PREMIUM -- the amount of each premium payment, minus the deduction of any front-end sales charges and premium tax charges.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner, either annually, semiannually or through automatic monthly checking account deductions.

POLICY DATE -- the date on which the Policy, benefits and provisions of the Policy become effective.

POLICY MONTH -- monthly periods computed from the Policy Date.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insureds; the Policy Owner(s) may or may not be the Insured(s).

POLICY YEARS -- annual periods computed from the Policy Date.

SEPARATE ACCOUNT -- assets set aside by The Travelers Life and Annuity Company, the investment experience of which is kept separate from that of other assets of The Travelers Life and Annuity Company; for example, The Travelers Fund UL II for Variable Life Insurance.

STATED AMOUNT -- the amount originally selected by the Policy Owner used to determine the Death Benefit, or as may be increased or decreased as described in this Prospectus.


UNDERLYING FUND -- the underlying mutual fund(s) that correspond to each Investment Option. Each Investment Option invests directly in an Underlying Fund.



VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading and the Company is open for business. The value of Accumulation Units will be determined as of 4:00 p.m. Eastern time.


VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

WHAT IS VARIABLE SURVIVORSHIP LIFE INSURANCE?

This Flexible Premium Variable Survivorship Life Insurance Policy is designed to provide insurance protection on the lives of two Insureds and to build Cash Value. Like other survivorship life insurance, it provides an income-tax free death benefit that is payable to the Beneficiary upon the second death of the two Insureds. Unlike traditional, fixed-premium life insurance, the Policy allows you, as the owner, to allocate your premium, or transfer Cash Value to various Investment Options. These Investment Options include equity, bond, money market and other types of portfolios. Your Cash Value will change daily, depending on investment return. No minimum amount is guaranteed as in a traditional life insurance policy.

INVESTMENT OPTIONS: You have the ability to choose from a wide variety of well-known Investment Options. The investment options invest directly in the Funds. These professionally managed stock, bond and money market funds cover a broad spectrum of investment objectives and risk tolerance. The following Investment Options (subject to state availability) are available currently:


Capital Appreciation Fund                            TRAVELERS SERIES FUND INC.
Dreyfus Stock Index Fund                             AIM Capital Appreciation Portfolio
Managed Assets Trust                                 Alliance Growth Portfolio
Money Market Portfolio                               MFS Total Return Portfolio
                                                     Putnam Diversified Income Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS(1)               Smith Barney High Income Portfolio
  EAFE Equity Index Fund                             Smith Barney Large Capitalization Growth Portfolio
  Small(R) Cap Index Fund                            Smith Barney Large Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE                TRAVELERS SERIES TRUST
PRODUCTS TRUST                                       U.S. Government Securities Portfolio
  Templeton Growth Securities Fund -- Class 1        Utilities Portfolio
                                                     Zero Coupon Bond Portfolio 2000
GREENWICH STREET SERIES FUND:                        Zero Coupon Bond Portfolio 2005
  Equity Index Portfolio
  Total Return Portfolio                             VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
                                                     Equity Income Portfolio
JANUS ASPEN SERIES                                   Growth Portfolio
  Aggressive Growth Portfolio -- Service Shares      High Income Portfolio
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares       VARIABLE INSURANCE PRODUCTS FUND II(FIDELITY)
                                                     Asset Manager Portfolio



(1) Formerly BT Insurance Funds Trust


Additional Investment Options may be added from time to time. For more information, see "The Investment Options." Refer to each Fund's prospectus for a complete description of the investment objectives, restrictions and other material information.

PREMIUMS: When applying for your Policy, you state how much you intend to pay, and whether you will pay annually, semiannually or monthly via checking account deductions. You may also make unscheduled premium payments in any amount. No premium payments will be accepted if receipt of such premiums would disqualify the Policy as life insurance under applicable federal tax laws.

You indicate on your application what percentage of each Net Premium you would like allocated to the Investment Options. You may change your allocations by writing to the Company or, with proper authorization, by calling 1-800-334-4298.

During the underwriting period, any premium paid will be held in a non-interest bearing account. After the Policy Date and until the applicants' right to cancel has expired, your Net Premium will be invested in the Money Market Portfolio. After that, the Cash Value will be distributed to each Investment Option in the percentages indicated on your application.

RIGHT TO EXAMINE POLICY: You may return your Policy for any reason and receive a full refund of your premium by mailing us the Policy and a written request for cancellation within a specified period.

DEATH BENEFITS: At time of application, you select a death benefit option. Under certain conditions you may be able to change the death benefit option at a later date. The options available are:

     - LEVEL OPTION (OPTION 1): the Amount Insured will equal the greater of the Stated Amount or the Minimum Amount Insured.

     - VARIABLE OPTION (OPTION 2): the Amount Insured will equal the greater of the Stated Amount of the Policy plus the Cash Value or the Minimum Amount Insured.

POLICY VALUES: As with other types of insurance policies, this Policy can accumulate a Cash Value. The Cash Value of the Policy will increase or decrease to reflect the investment experience of the Investment Options. Monthly charges and any partial surrenders taken will also decrease the Cash Value. There is no minimum guaranteed Cash Value.

     - ACCESS TO POLICY VALUES: You may borrow up to 100% of your Policy's Cash Surrender Value. After year 15, the Company offers zero net cost loans. (See "Policy Loans" for loan impact on coverage and policy values.)

You may cancel all or a portion of your Policy while either of the Insureds are living and receive all or a portion of the Cash Surrender Value. Depending on the amount of time the Policy has been in force, there may be a charge for the partial or full surrender.

TRANSFERS OF POLICY VALUES: You may transfer all or a portion of your Cash Value among the Investment Options. You may do this by writing to the Company or calling 1-800-334-4298.

You can use automated transfers to take advantage of dollar cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred from a relatively conservative Investment Option to a more aggressive one, or to several others.

LAPSE PROTECTION GUARANTEE RIDER: This Rider allows for your Policy to remain in effect for the first ten Policy Years, regardless of the performance of the Investment Options that you select. You must pay at least the cumulative Monthly Lapse Protection Premium displayed on your Policy's Summary page. Any loans or partial surrenders are deducted from premium paid to determine if the Lapse Protection Premium Requirement has been met.


GRACE PERIOD: If the Cash Surrender Value of your Policy becomes less than the amount needed to pay any loan interest due but not paid in cash or to pay the Monthly Deduction Amount, and the Lapse Protection Guarantee Rider is not in effect, you will have 61 days to pay a premium to cover the Monthly Deduction Amount and any loan interest due. If the premium is not paid, your Policy will lapse.


EXCHANGE RIGHTS: During the first two Policy Years, you can exchange this Policy for one that provides benefits that do not vary with the investment return of the Investment Options.

TAX CONSEQUENCES: Currently, the federal tax law excludes all Death Benefit payments from the gross income of the Beneficiary. At any point in time, the Policy may become a modified endowment contract ("MEC"). A MEC has an income-first taxation of all loans, pledges, collateral assignments or partial surrenders. A 10% penalty tax may be imposed on such income distributed before the older Policy Owner attains age 59 1/2. The Company has established safeguards for monitoring whether a Policy may become a MEC.

CHARGES AND DEDUCTIONS: Your Policy is subject to charges, which compensate the Company for administering and distributing the Policy, as well as paying Policy benefits and assuming related risks. These charges are summarized below, and explained in detail under "Charges and Deductions."

     POLICY CHARGES:

     - SALES AND PREMIUM TAX CHARGES -- A sales charge and a premium tax charge are applied to each premium based on the size of your Policy. The charges are banded by Stated Amount as follows:

                                                                          TOTAL
         STATED                       SALES              PREMIUM         PREMIUM
         AMOUNT                      CHARGE                TAX           EXPENSE
         ------                      ------              -------         -------
   less than $500,000                 2.5%                2.5%            5.0%
  $500,000 to $999,999                2.0%                2.5%            4.5%
$1,000,000 to $4,999,999               0%                 2.5%            2.5%
  $5,000,000 and over                  0%                   0%              0%

     This charge pays some distribution expenses and state and local premium taxes. Where prohibited by state law, premium taxes will not be charged.

     - MONTHLY DEDUCTION -- deductions taken from the value of your Policy each month to cover cost of insurance charges, administrative expense charges and charges for optional benefits.

     - SURRENDER CHARGE -- applies if you surrender your Policy for all or a portion of its Cash Value or the Policy lapses, during the first 15 years and for 15 years after an increase in coverage. The surrender charge consists of a per thousand of stated amount charge.

     ASSET-BASED CHARGES:

     - MORTALITY AND EXPENSE RISK CHARGE -- applies to the assets of the Investment Options on a daily basis which equals an annual rate of 0.80% for the first fifteen years and 0.35% thereafter.

     - ADMINISTRATIVE EXPENSE CHARGE -- applies to the assets of the Investment Options on a daily basis which equals an annual rate of 0.10% for the first fifteen years and 0% thereafter.

     - UNDERLYING FUND FEES -- the separate account purchases shares of the Underlying Funds on a net asset value basis. The shares purchased already reflect the deduction of investment advisory fees and other expenses. These are summarized in the chart below.



                                                 MANAGEMENT                      OTHER            TOTAL
                                                    FEE                        EXPENSES         EXPENSES
                                                 (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
                   FUND NAME                     REIMBURSEMENT)   12b-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
Capital Appreciation Fund                            0.75%                         0.08%            0.83%
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                             0.25%                         0.01%            0.26%
--------------------------------------------------------------------------------------------------------------
Managed Assets Trust                                 0.50%                         0.10%            0.60%
--------------------------------------------------------------------------------------------------------------
Money Market Portfolio(1)                            0.32%                         0.08%            0.40%
--------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
--------------------------------------------------------------------------------------------------------------
EAFE Equity Index Fund(2)                            0.26%                         0.39%            0.65%
--------------------------------------------------------------------------------------------------------------
Small Cap Index Fund(2)                              0.13%                         0.32%            0.45%
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio -- Service
  Shares(3)                                          0.65%          0.25%          0.02%            0.92%
--------------------------------------------------------------------------------------------------------------
Global Technology Portfolio -- Service
  Shares(3)                                          0.65%          0.25%          0.13%            1.03%
--------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio -- Service Shares(3)      0.65%          0.25%          0.05%            0.95%
--------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class(5)         0.83%                         0.05%            0.88%
--------------------------------------------------------------------------------------------------------------


                                                 MANAGEMENT                      OTHER            TOTAL
                                                    FEE                        EXPENSES         EXPENSES
                                                 (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
                   FUND NAME                     REIMBURSEMENT)   12b-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
Equity Income Portfolio(4)                           0.48%                         0.08%            0.56%
--------------------------------------------------------------------------------------------------------------
Growth Portfolio(4)                                  0.58%                         0.07%            0.65%
--------------------------------------------------------------------------------------------------------------
High Income Portfolio                                0.58%                         0.11%            0.69%
--------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------------------------------------------------------------------
Asset Manager Portfolio(4)                           0.53%                         0.09%            0.62%
--------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------------------------------------
Equity Index Portfolio(7)                            0.21%                         0.07%            0.28%
--------------------------------------------------------------------------------------------------------------
Total Return Portfolio(8)                            0.75%                         0.04%            0.79%
--------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
--------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio(6)                0.80%                         0.04%            0.84%
--------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio(6)                         0.80%                         0.02%            0.82%
--------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio(6)                        0.80%                         0.04%            0.84%
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio(6)               0.75%                         0.08%            0.83%
--------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio(6)                0.60%                         0.06%            0.66%
--------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio(6)            0.65%                         0.02%            0.67%
--------------------------------------------------------------------------------------------------------------
Smith Barney Large Capitalization Growth(6)          0.75%                         0.11%            0.86%
--------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio       0.32%                         0.16%            0.48%
--------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                  0.65%                         0.23%            0.88%
--------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund Portfolio (Series
  2000)(6)                                           0.10%                         0.05%            0.15%
--------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund Portfolio (Series
  2005)(6)                                           0.10%                         0.05%            0.15%
--------------------------------------------------------------------------------------------------------------



(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the Travelers Money Market Portfolio.



(2) These fees reflect a voluntary expense reimbursement arrangement whereby the Adviser has agreed to reimburse the funds. Without such arrangement, the Management Fee and Other Expenses for the Deutsche VIT EAFE Equity Index Fund and Small Cap Index Fund would have been 0.45% and 0.69%, and 0.35% and 0.83%, respectively. Effective April 2000, the Trust's name was changed from BT Insurance Funds Trust to Deutsche Asset Management VIT Funds.



(3) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.



(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been 0.57% for Equity-Income Portfolio, 0.66% for Growth Portfolio, and 0.63% for Asset Manager Portfolio.



(5) On February 8, 2000, a merger and reorganization was approved to merge the assets of Templeton Stock Fund into Templeton Global Growth Fund (which then changed its name to Templeton Growth Securities Fund), effective May 1, 2000. The above table shows restated total expenses based upon the fees and assets of Templeton Global Growth Fund as of December 31, 1999, and not the assets of the combined fund on May 1, 2000. However if the table reflected the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.80%, Other Expenses 0.05% and Total Fund Operating Expenses 0.85%. The Fund's administration fee is paid indirectly through the management fee.



(6) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.



(7) The Portfolio Management Fee for Equity Index Portfolio includes 0.06% for fund administration.



(8) The Portfolio Management Fee for the Appreciation Portfolio, the Total Return, and the Diversified Strategic Income Portfolio includes 0.20% for fund administration.


                              GENERAL DESCRIPTION
--------------------------------------------------------------------------------

This prospectus describes a flexible premium variable survivorship life insurance policy offered by The Travelers Life and Annuity Company. It provides life insurance protection on two lives (the insureds), and pays policy proceeds when the last of the two insureds dies while the policy is in effect. The policy offers:

     - Flexible premium payments (you select the timing and amount of the premium)

     - A selection of investment options

     - A choice of two death benefit options

     - Loans and partial withdrawal privileges

     - The ability to increase or decrease the Policy's stated amount of insurance

     - Additional benefits through the use of optional riders

This Policy is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, Cash Values and other features traditionally associated with life insurance. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured, and Death Benefit may increase or decrease depending on the investment experience of the Investment Options chosen.

THE APPLICATION. In order to become a policy owner, you must submit an application with information about the two proposed insureds. The insureds must provide evidence of insurability. On the application, you will also indicate:

     - the amount of insurance desired (the "stated amount"); minimum of
       $100,000

     - your choice of the two death benefit options

     - the beneficiary(ies), and whether or not the beneficiary is irrevocable

     - your choice of investment options.

Our underwriting staff will review the application, and, if approved, we will issue the Policy.

                              HOW THE POLICY WORKS
--------------------------------------------------------------------------------

You make premium payments and direct them to one or more of the available investment options. The Policy's Cash Value will increase or decrease depending on the performance of the investment options you select. In the case of death benefit option 2, the death benefit will also vary based on the investment options' performance.

If your Policy is in effect when the last of the two insureds dies, we will pay your beneficiary the death benefit plus any additional rider death benefit (less any outstanding loan account balance and any monthly deduction amount due but Not paid). Your Policy will stay in effect as long as the Policy's cash surrender value can pay the Policy's monthly charges and any loan interest due but not paid in cash.

Your Policy becomes effective once our underwriting staff has approved the application and once the first premium payment has been made. The Policy Date is the date we use to determine all future transactions on the policy, for example, the deduction dates, policy months, policy years. The Policy Date may be before or the same date as the Issue Date (the date the policy was issued). During the underwriting period, any premium paid will be held in a non-interest bearing account.

APPLYING PREMIUM PAYMENTS

We apply the first premium on the later of the Policy Date or the date we receive it at our Home Office. During the Right to Cancel Period, we allocate net premiums to the Money Market Portfolio. At the end of the Right to Cancel Period, we direct the net premiums to the investment option(s) selected on the application, unless you give us other directions.

The investment options are segments of the separate account. They correspond to underlying funds with the same names. The available investment options are listed below.

We credit your policy with accumulation units of the investment option(s) you have selected. We calculate the number of accumulation units by dividing your net premium payment by each investment option's accumulation unit value computed after we receive your payment.

                             THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Investment Options currently available under Fund UL II are listed below. There is no assurance that an Investment Option will achieve its stated objectives. We may, add, withdraw or substitute Investment Options from time to time. Any changes will comply with applicable state and federal laws. We would notify you before making such a change. For more detailed information on the investment advisers and their services and fees, please refer to the Investment Options prospectuses which are included with and must accompany this prospectus. In addition, Travelers has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. Please read carefully the complete risk disclosure in each Portfolio's prospectus before investing.



     INVESTMENT OPTION                   INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
     -----------------                   --------------------             -----------------------------
Capital Appreciation Fund     Seeks growth of capital through the use of  Travelers Asset Management common stocks. Income is not an objective.  International Company LLC
                              The Fund invests principally in common      ("TAMIC")
                              stocks of small to large companies which    Subadviser: Janus Capital
                              are expected to experience wide
                              fluctuations in price in both rising and
                              declining markets.
Dreyfus Stock Index Fund      Seeks to provide investment results that    Mellon Equity
                              correspond to the price and yield perform-
                              ance of publicly traded common stocks in
                              the aggregate, as represented by the Stan-
                              dard & Poor's 500 Composite Stock Price
                              Index.
Managed Assets Trust          Seeks high total investment return through  TAMIC
                              a fully managed investment policy in a      Subadviser: Travelers Invest-
                              portfolio of equity, debt and convertible   ment Management Company
                              securities.                                 ("TIMCO")
Money Market Portfolio        Seeks high current income from short-term   TAMIC
                              money market instruments while preserving
                              capital and maintaining a high degree of
                              liquidity.
DEUTSCHE ASSET
  MANAGEMENT VIT FUNDS
EAFE Equity Index Fund        Seeks to replicate, before deduction of     Bankers Trust Global Invest-
                              expenses, the total return performance of   ment Management
                              the EAFE index.
Small Cap Index Fund          Seeks to replicate, before deduction of     Bankers Trust Global Invest-
                              expenses, the total return performance of   ment Management
                              the Russell 2000 index.
FRANKLIN TEMPLETON
  VARIABLE INSURANCE PRODUCTS
  TRUST
Templeton Growth Securities   Seeks capital growth by investing           Templeton Global Advisers
Fund -- Class 1               primarily in common stocks issued by        Limited
                              companies, large and small, in various
                              nations throughout the world.

     INVESTMENT OPTION                   INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
     -----------------                   --------------------             -----------------------------
GREENWICH STREET
SERIES FUND
Total Return Portfolio        An equity portfolio that seeks to provide   SSB Citi Fund Management LLC
                              total return, consisting of long-term       ("SSB Citi")
                              capital appreciation and income. The
                              Portfolio will invest primarily in a
                              diversified portfolio of dividend-paying
                              common stocks.
Equity Index Portfolio        Seeks to replicate, before deduction of     TIMCO
                              expenses, the total return performance of
                              the S&P 500 index.
JANUS ASPEN SERIES
Aggressive Growth             Seeks long-term capital growth by           Janus Capital
Portfolio -- Service Shares   investing primarily in common stocks
                              selected for their growth potential,
                              normally investing at least 50% in the
                              equity assets of medium-sized companies.
Global Technology             Seeks long-term capital growth by           Janus Capital
Portfolio -- Service Shares   investing primarily in equity securities
                              of U.S. and foreign companies, normally
                              investing at least 65% of its total assets
                              in companies likely to benefit
                              significantly from advances in technology.
Worldwide Growth              Seeks growth of capital in a manner         Janus Capital
Portfolio -- Service Shares   consistent with preservation of capital by
                              investing primarily in common stocks of
                              companies of any size throughout the
                              world.
TRAVELERS SERIES FUND INC.
AIM Capital Appreciation      Seeks capital appreciation by investing     Travelers Investment Adviser
Portfolio                     principally in common stock, with emphasis  ("TIA")
                              on medium-sized and smaller emerging        Subadviser: AIM Capital Man-
                              growth companies.                           agement Inc.
Alliance Growth Portfolio     Seeks long-term growth of capital by        TIA
                              investing predominantly in equity           Subadviser: Alliance Capital
                              securities of companies with a favorable    Management L.P.
                              outlook for earnings and whose rate of
                              growth is expected to exceed that of the
                              U.S. economy over time. Current income is
                              only an incidental consideration.
MFS Total Return Portfolio    Seeks to obtain above-average income        TIA
                              (compared to a portfolio entirely invested  Subadviser: MFS in equity securities) consistent with the
                              prudent employment of capital. Generally,
                              at least 40% of the Portfolio's assets
                              will be invested in equity securities.
Putnam Diversified Income     Seeks high current income consistent with   TIA
Portfolio                     preservation of capital by allocating its   Subadviser: Putnam Invest-
                              investments among the following three sec-  ment Management, Inc.
                              tors of the fixed-income securities
                              markets, a U.S. Government Sector, a High
                              Yield Sector, and an International Sector.
Smith Barney High Income      Seeks high current income. Capital          SSB Citi
Portfolio                     appreciation is a secondary objective. The
                              Portfolio will invest at least 65% of its
                              assets in high-yielding corporate debt
                              obligations and preferred stock.

     INVESTMENT OPTION                   INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
     -----------------                   --------------------             -----------------------------
Smith Barney Large            Seeks long-term growth of capital by        SSB Citi
Capitalization Growth         investing in equity securities of
Portfolio                     companies with large market
                              capitalizations.
Smith Barney Large Cap Value  Seeks current income and long-term growth   SSB Citi
Portfolio                     of income and capital by investing
                              primarily, but not exclusively, in common
                              stocks.
TRAVELERS SERIES TRUST
U.S. Government Securities    Seeks to select investments from the point  TAMIC
Portfolio                     of view of an investor concerned primarily
                              with highest credit quality, current
                              income and total return. The assets of the
                              U.S. Government Securities Portfolio will
                              be invested in direct obligations of the
                              United States, its agencies and
                              instrumentalities.
Utilities Portfolio           Seeks to provide current income by invest-  SSB Citi
                              ing in equity and debt securities of
                              companies in the utility industries.
Zero Coupon Bond Fund         Seeks to provide as high an investment      TAMIC
Portfolio (Series 2000 and    return as consistent with the preservation
Series 2005)                  of capital investing in primarily zero
                              coupon securities that pay cash income but
                              are acquired by the Portfolio at
                              substantial discounts from their values at
                              maturity. The Zero Coupon Bond Fund
                              Portfolios may not be appropriate for
                              Policy Owners who do not plan to have
                              their premiums invested in shares of the
                              Portfolios for the long term or until
                              maturity.
VARIABLE INSURANCE
  PRODUCTS FUND
Equity-Income Portfolio       Seeks reasonable income by investing pri-   Fidelity Management &
                              marily in income-producing equity securi-   Research Company
                              ties; in choosing these securities, the     ("FMR")
                              portfolio manager will also consider the
                              potential for capital appreciation.
Growth Portfolio              Seeks capital appreciation by purchasing    FMR
                              common stocks of well-known, established
                              companies, and small emerging growth com-
                              panies, although its investments are not
                              restricted to any one type of security.
                              Capital appreciation may also be found in
                              other types of securities, including bonds
                              and preferred stocks.
High Income Portfolio         Seeks to obtain a high level of current     FMR
                              income by investing primarily in high
                              yielding, lower-rated, fixed-income
                              securities, while also considering growth
                              of capital.
VARIABLE INSURANCE
  PRODUCTS FUND II
Asset Manager Portfolio       Seeks high total return with reduced risk   FMR
                              over the long-term by allocating its
                              assets among stocks, bonds and short-term
                              fixed-income instruments.

                           POLICY BENEFITS AND RIGHTS
--------------------------------------------------------------------------------

TRANSFERS OF CASH VALUE


As long as the Policy remains in effect, you may make transfers of Cash Value between Investment Options. We reserve the right to restrict the number of free transfers to four times in any Policy Year and to charge $10 for each additional transfer; however, we do not currently charge for transfers. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.


We calculate the number of Accumulation Units involved using the Accumulation Unit Values we calculate at the end of the business day on which we receive the request.

TELEPHONE TRANSFERS. The Policy Owner may make the request in writing by mailing such request to the Company at its Home Office, or by telephone (if an authorization form is on file) by calling 1-800-334-4298. The Company will take reasonable steps to ensure that telephone transfer requests are genuine. These steps may include seeking proper authorization and identification prior to processing telephone requests. Additionally, the Company will confirm telephone transfers. Any failure to take such measures may result in the Company's liability for any losses due to fraudulent telephone transfer requests.

AUTOMATED TRANSFERS

DOLLAR-COST AVERAGING. You may establish automated transfers of Policy Values on a monthly or quarterly basis from any Investment Option(s) to any other Investment Option(s) through written request or other method acceptable to the Company. You must have a minimum total Policy Value of $1,000 to enroll in the Dollar-Cost Averaging program. The minimum total automated transfer amount is $100.

You may start or stop participation in the Dollar-Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the Policy Value, Policy Owners should consider the risks involved in switching between investments available under this Policy. Dollar-cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

PORTFOLIO REBALANCING. You may elect to have the Company periodically reallocate values in your policy to match your original (or your latest) funding option allocation request.

LAPSE AND REINSTATEMENT


Except as described under "Lapse Protection Guarantee," the Policy will remain in effect until the Cash Surrender Value of the Policy can no longer cover the Monthly Deduction Amount and loan interest due but not paid in cash. If this happens, we will notify you in writing that if the amount shown in the notice is not paid within 61 days (the "Grace Period"), the Policy may lapse. The amount shown will be enough to pay the deduction amount due. The Policy will continue through the Grace Period, but if no payment is received by us, it will terminate at the end of the Grace Period. If the last of the two Insureds dies during the Grace Period, the Death Benefit payable will be reduced by the Monthly Deduction Amount due plus the amount of any outstanding loan and unpaid loan interest. (See "Death Benefit," below.)


If the Policy lapses, you may reinstate the Policy by paying the reinstatement premium (and any applicable charges) stated in the lapse notice. You may request reinstatement within three years of lapse (unless a different period is required under applicable state law). Upon reinstatement, the Policy's Cash Value will equal the Net Premium plus any cash value as of the date of the lapse. In addition, we reserve the right to require satisfactory evidence of insurability of both Insureds.

LAPSE PROTECTION GUARANTEE RIDER


You may elect to have a Lapse Protection Guarantee Rider added to the Policy. It is available only with Death Benefit Option 1 and may not be available in all jurisdictions. The Rider provides that if, during the first ten Policy Years, the total premiums paid, less any Loan Account Value or partial surrenders, equals or exceeds the cumulative Monthly Coverage Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. With this rider, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due or any loan interest due but not paid in cash, provided the following monthly deduction day is within the first ten Policy Years.


The Monthly Coverage Protection Premium will change to reflect any increases you make to the Stated Amount or changes to supplemental benefit riders under the Policy. If you make a change, we will send you an updated Monthly Coverage Protection Premium that must be met until the ten-year period expires. The rider will be cancelled if you switch to Death Benefit Option 2.

EXCHANGE RIGHTS

Once the Policy is in effect, you may exchange during the first 24 months for a general account survivorship life insurance policy issued by the Company (or an affiliated company) on the lives of the Insureds. Benefits under the new life insurance policy will be as described in that policy. No evidence of insurability will be required. You have the right to select the same Death Benefit or Net Amount At Risk as the former Policy at the time of exchange. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy loan must be repaid before we will make an exchange. In addition, there may be an adjustment for the difference in Cash Value between the two Policies.

RIGHT TO CANCEL

An Applicant may cancel the Policy by returning it via mail or personal delivery to the Company or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1) 10 days after delivery of the Policy to the Policy Owner,

     (2) 45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest

(or later if required by state law).

We will refund the greater of all premium payments paid (less any loan account value), or the sum of (1) the difference between the premium paid, including any fees or charges, and the amounts allocated to the Investment Option(s), (2) the value of the amounts allocated to the Investment Option(s) on the date on which the Company receives the returned Policy, (3) any fees and other charges imposed on amounts allocated to the Investment Option(s) and (4) any loan account value. We will make the refund within seven days after we receive your returned policy.

                             ACCESS TO CASH VALUES
--------------------------------------------------------------------------------

POLICY LOANS

You may borrow up to 100% of the Policy's Cash Surrender Value. This amount will be determined on the day we receive the written loan request. The loan request must be at least $500 (unless state law requires a different minimum). We will make the loan within seven days of our receipt of the written loan request.

If you have a loan outstanding and request a second loan, we will add the amount of the outstanding loan to the loan request. We charge interest on the outstanding amount of the loan(s), and you must pay this interest in advance. During the first fifteen Policy Years, the full Loan Account Value will be charged an annual interest rate of 7.4%; thereafter 3.85% will be charged.

We will transfer the amount of the loan from each Investment Option on a pro rata basis, as of the date the loan is made. We transfer the loan amount to the Loan Account, and credit the Loan Account with a fixed annual rate of 4% (6% in New York and Massachusetts). Amounts held in the Loan Account will not be affected by the investment performance of the Investment Options. As you repay the loan, we deduct the amount of the loan repayment from the Loan Account and reallocate the payments among the Investment Options according to your current instructions. You may repay all or any part of a loan secured by the Policy while the Policy is still in effect.

CONSEQUENCES. Your Cash Surrender Value is reduced by the amount of any outstanding loan(s). If a loan is not repaid, it permanently decreases the Cash Surrender Value, which could cause the Policy to lapse. Additionally, the Death Benefit payable will be decreased by the value of any outstanding loan. Also, even if a loan is repaid, the Death Benefit and Cash Surrender Value may be permanently affected since you do not receive any investment experience on the outstanding loan amount held in the Loan Account.

POLICY SURRENDERS

You may withdraw all or a portion of the Cash Value from the Policy on any day that the Company is open for business.

FULL SURRENDERS. As long as the Policy is in effect, you may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the beneficiary's consent provided the beneficiary has not been designated "irrevocable." If so, you will need the beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Cash Value, minus any outstanding Policy loans, and any surrender charge.

For full surrenders, we will pay you within seven days after we receive the request, or on the date you specify, whichever is later. The Policy will terminate on the date we receive your written surrender request (or the date you specified, if later).

PARTIAL WITHDRAWALS. You may request a partial withdrawal from the Policy. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all Investment Options, unless you give us other written instructions.

In addition to reducing the Policy's Cash Value, partial withdrawals will reduce the Death Benefit payable under the Policy. Under Option 1, the Policy's Stated Amount will be reduced by the withdrawal amount. Under Option 2, the Policy's Cash Value, which is part of the Death Benefit, will be reduced by the withdrawal amount. We may require you to return the Policy to record this reduction.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the second death of the two Insureds. The Death Benefit will be reduced by any outstanding charges, fees and Policy loans. All or part of the Death Benefit may be paid in cash or applied to one or more of the payment options described in the following pages.

You may elect one of two Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under either option will be at least the current Stated Amount of the Policy less any outstanding Policy loan and unpaid Deduction Amount. The Death Benefit under either option may vary with the Cash Value of the Policy. Under Option 1 (the "Level Option"), the Death Benefit will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Cash Value (the "Minimum Amount Insured"). Under Option 2 (the "Variable Option"), the Death Benefit will be equal to the Stated Amount of the Policy plus the Cash Value (determined as of the date of the last Insured's death) or, if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance Policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Cash Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the younger Insured. The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages. For attained ages not shown, the applicable percentages will decrease evenly:

ATTAINED AGE OF
YOUNGER INSURED            PERCENTAGE
---------------            ----------
     0-40                     250
       45                     215
       50                     185
       55                     150
       60                     130
       65                     120
       70                     115
       75                     105
       95+                    100

Federal tax law imposes another cash funding limitation on cash value life insurance Policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance Policies.

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under Death Benefit Option 1. The examples assume two Insureds, both age 40, a Minimum Amount Insured of 250% of Cash Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy loan.

OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $100,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the

Stated Amount ($100,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $100,000.

EXAMPLE TWO. If the Cash Value of the Policy equals $60,000, the Minimum Amount Insured would be $150,000 ($40,000 x 250%). The resulting Death Benefit would be $150,000 since the Death Benefit is the greater of the Stated Amount ($100,000) or the Minimum Amount Insured ($150,000).

OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Cash Value of the Policy (determined on the date of the second Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($110,000) would be equal to the Stated Amount ($100,000) plus the Cash Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Cash Value of the Policy equals $100,000, then the Minimum Amount Insured would be $250,000 ($100,000 x 250%). The resulting Death Benefit would be $250,000 because the Minimum Amount Insured ($250,000) is greater than the Stated Amount plus the Cash Value ($100,000 + $100,000 = $200,000).

PAYMENT OF PROCEEDS

Death Benefits are payable within seven days after we receive satisfactory proof of the Second Insured's death. The amount of Death Benefit paid may be adjusted to reflect any Policy loan, any Monthly Deductions Amount due but unpaid, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. (See "Assignment".) If no beneficiary is living when both Insureds have died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if one or both of the Insureds commit suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See "Limit on Right to Contest and Suicide Exclusion.") In addition, if the Second Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Cash Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Cash Value and Cash Surrender Value," for effects of partial surrenders on Death Benefits.)

PAYMENT OPTIONS

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects one of the Company's payment options. A combination of options may be used. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Proceeds applied under an option will no longer be affected by the investment experience of the Investment Options.

     The following payment options are available under the Policy:

     OPTION 1 -- Payments of a Fixed Amount

     OPTION 2 -- Payments for a Fixed Period

     OPTION 3 -- Amounts Held at Interest

     OPTION 4 -- Monthly Life Income

     OPTION 5 -- Joint and Survivor Level Amount Monthly Life Income

     OPTION 6 -- Joint and Survivor Monthly Life Income-Two-thirds to Survivor

     OPTION 7 -- Joint and Last Survivor Monthly Life Income-Monthly Payment
                 Reduces on Death of First Person Named

     OPTION 8 -- Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $100, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                               MATURITY BENEFITS
--------------------------------------------------------------------------------

The following riders may not be available in all jurisdictions.

If at least one Insured is living on the Maturity Date, the Company will pay you the Policy's Cash Value, less any outstanding Policy loan or unpaid Deduction Amount. You must surrender the Policy to us before we make a payment, at which point the Policy will terminate and we will have no further obligations under the Policy.

MATURITY EXTENSION RIDER

When the younger Insured reaches age 99, and at any time during the twelve months thereafter, you may request that coverage be extended beyond the Maturity Date (the "Maturity Extension Benefit"). This Maturity Extension Benefit may not be available in all jurisdictions. If we receive such a request before the Maturity Date, the Policy will continue until the earlier of the last Insured's death or the date on which you request that the Policy terminate. When the Maturity Extension Benefit ends, a Death Benefit consisting of the Cash Value less any loan outstanding will be paid. The Death Benefit is based on the experience of the Investment Options selected and is not guaranteed. After the Maturity Date, periodic Deduction Amounts will no longer be charged against the Cash Value and additional premiums will not be accepted.

We intend that the Policy and the Maturity Extension Rider will be considered life insurance for tax purposes. The Death Benefit is designed to comply with
Section 7702 of the Internal Revenue Code of 1986, as amended, or other equivalent section of the Code. However, the Company does not give tax advice, and cannot guarantee that the Death Benefit and Cash Value will be exempt from any future tax liability. The tax results of any benefits under the Maturity Extension provision depend upon interpretation of the Internal Revenue Code. You should consult your own personal tax adviser prior to the exercise of the Maturity Extension Rider to assess any potential tax liability.

COVERAGE EXTENSION RIDER

The Coverage Extension rider allows coverage to be extended beyond the maturity date as long as there is cash value in the contract. Upon request from the owner, the Company will continue to keep the policy in force until the death of both Insureds or request for payment of the full cash surrender value, as defined by this rider, prior to the last death of both Insureds. The death benefit will equal the amount insured, less any outstanding loans. It can be selected only from the policy anniversary when the younger Insured is age 99 to the Maturity Date. Any monthly deduction amounts due must be paid upon maturity for this rider to take effect. There is no charge for this rider, however, it is available only if each Insureds' issue age is 80 or less.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


GENERAL



We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Policies;



     - the ability for you to obtain a loan under the Policies;



     - the death benefit paid on the death of the Insured;



     - the available funding option and related programs (including dollar-cost averaging and portfolio rebalancing);



     - administration of the various elective options available under the Policies; and



     - the distribution of various reports to policy owners.



Costs and expenses we incur include:



     - expenses associated with underwriting applications, increases in the stated amount, and riders;



     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;



     - sales and marketing expenses including commission payments to your sales agent; and



     - other costs of doing business.



Risks we assume include:



     - that insureds may live for a shorter period of time than estimated resulting in the payment of greater death benefits than expected; and



     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


CHARGES AGAINST PREMIUM

FRONT-END SALES CHARGE. When we receive a Premium Payment, and before allocation of the payment among the Investment Options, we deduct a front-end sales charge. For Stated Amounts less than $500,000, the charge is 2.5%. For Stated Amounts from $500,000 to $999,999, the charge is 2.0%, and for Stated Amounts of $1,000,000 or greater, there is no front-end sales charge. Additional charges may be assessed upon any full or partial surrender. (See "Surrender Charges.")


STATE PREMIUM TAX CHARGE. A charge of 2.5% of each premium payment will be deducted for state premium taxes (except for Policies issued in the Commonwealth of Puerto Rico and in Oregon where no premium tax is deducted). These taxes owed by the Company vary from state to state and currently range from 0.75% to 3.5%; 2.5% is an average. Because there is a range of premium taxes, a Policy Owner may pay a premium tax charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. For Policies with a Stated Amount of $5,000,000 or more, there is no premium tax deduction.


The Company also reserves the right to charge the assets of each Investment Option for a reserve for any income taxes payable by the Company on the assets attributable to that Investment Option. (See "Federal Tax Considerations.")

MONTHLY DEDUCTION AMOUNT

We will deduct a Monthly Deduction Amount to cover certain charges and expenses incurred in connection with the Policy. The Monthly Deduction Amount is deducted pro rata from each of the Investment Options values attributable to the Policy. The amount is deducted on the first day of each Policy Month (the "Deduction Date"), beginning on the Policy Date. The dollar amount of the Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of the Cost of Insurance Charge, Policy Administrative Expense Charge, and Charges for any Supplemental Benefit Provisions. These are described below:


COST OF INSURANCE CHARGE. The amount of the Cost of Insurance deduction depends on the amount of insurance coverage on the date of the deduction and the current cost per dollar for insurance coverage. The cost per dollar of insurance coverage varies annually and is based on age, sex and risk class of the Insureds.


POLICY ADMINISTRATIVE EXPENSE CHARGE. For the first three Policy Years, an administrative charge is deducted monthly from the Policy's Cash Value. This charge also applies to increases in the Stated Amount (excluding increases due to the scheduled increase option rider and increases in Stated Amounts due to Death Benefit Option changes). This charge is used to cover expenses associated with issuing the Policy. The amount charged varies by issue age and will be stated in the Policy. Additionally, there is a monthly $10 charge until the Maturity Date which is used to cover expenses associated with maintaining the policy.

CHARGES FOR SUPPLEMENTAL BENEFIT PROVISIONS. The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any supplemental benefit provision for which there is a charge. The amount of this charge will vary depending upon the actual supplemental benefits selected.

CHARGES AGAINST THE SEPARATE ACCOUNT


MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily charge for mortality and expense risks. This charge is at an annual rate of 0.80% for the first fifteen
(15) Policy Years, and 0.35% thereafter. This charge compensates us for various risks assumed, benefits provided and expenses incurred.


ADMINISTRATIVE EXPENSE CHARGE. We deduct a daily charge for administrative expenses incurred by the Company. The charge equals on an annual basis 0.10% of the amounts in the Investment Options for the first fifteen (15) Policy Years and 0% thereafter.

UNDERLYING FUND EXPENSES

When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Underlying Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted. The investment advisory fees and other expenses paid by each of the underlying Mutual Funds are described in the individual fund prospectuses and in the Policy prospectus summary. These are not direct charges under the Policy; they are indirect because they affect each Investment Option's accumulation unit value.

SURRENDER CHARGES

A contingent surrender charge may apply under the Policy. The charge, calculated as a Per Thousand of Stated Amount Charge equals a specified amount for each $1,000 of Stated Amount. The maximum surrender charge is included in each Policy. The charges are in compliance with each state's nonforfeiture law. These surrender charges apply during the first 15 Policy Years (or the first 15 years following an increase in Stated Amount other than an increase due to a scheduled increase option rider or a change in Death Benefit option). The charge applies to a full or partial surrender of the Policy.

The Per Thousand of Stated Amount Charge varies by original issue ages, sexes and smoker/ nonsmoker status, and increases with the issue ages of the Insureds.


The charge decreases by 1/15 (approximately 6.6%) each year over the fifteen-year period. For example, for a 65-year old male nonsmoker and a 65-year-old female nonsmoker with a Stated

Amount of $1,000,000, the maximum charge in the first year is $31.54 for each $1,000 of Stated Amount, or $31,540.00. The charge decreases 1/15, or approximately $2.10, each year, so in the fifth year, it is $23.13 for each $1,000 of Stated Amount, or $23,130.00; in the fifteenth year, it is $2.10 for each $1,000 of stated amount, or $2,100.00. As an extreme example, for a 70-year old male smoker and a 70-year-old female smoker with a Stated Amount of $1,000,000, the maximum charge in the first year is $35.71 for each $1,000 of Stated Amount. The charge decreases by 1/15 each year.


This charge is designed to compensate the Company for administrative expenses not covered by other administrative charges. This charge may be reduced or eliminated when sales are made under certain arrangements. (See "Reduction or Elimination of Sales Charges and Administrative Charges" below.) The Per Thousand of Stated Amount surrender charges vary by issue age and will be stated in the Policy.

TRANSFER CHARGE

There is currently no charge for transfers between Investment Options. We reserve the right to limit free transfers of Cash Value to four times in any Policy Year, and to charge $10 for any additional transfers.

REDUCTION OR ELIMINATION OF CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

                       THE SEPARATE ACCOUNT AND VALUATION
--------------------------------------------------------------------------------

THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE (FUND UL II)

The Travelers Fund UL II for Variable Life Insurance was established on November 10, 1983 under the insurance laws of the state of Connecticut. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the Registration Statement, its amendments and exhibits. You may access the SEC's website (http://www.sec.gov) to view the entire Registration Statement. This registration does not mean that the SEC supervises the management or the investment practices or policies of the Separate Account.

The assets of Fund UL II are invested exclusively in shares of the Investment Options. The operations of Fund UL II are also subject to the provisions of
Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Under Connecticut law, the assets of Fund UL II will be held for the exclusive benefit of Policy Owners and the persons entitled to payments under the Policy. The assets held in Fund UL II are not chargeable with liabilities arising out of any other business which the Company may conduct. Any obligations arising under the Policy are general corporate obligations of the Company.

All investment income of and other distributions to each Investment Option are reinvested in shares of the corresponding underlying fund at net asset value. The income and realized gains or losses on the assets of each Investment Option are separate and are credited to or charged against the Investment Option without regard to income, gains or losses from any other Investment Option or from any other business of the Company. The Company purchases shares of the Fund in connection with premium payments allocated according to the Policy Owners' directions, and redeems Fund shares to meet Policy obligations. We will also make adjustments in reserves, if required. The Investment Options are required to redeem Fund shares at net asset value and to make payment within seven days.

HOW THE CASH VALUE VARIES. We calculate the Policy's Cash Value each day the New York Stock Exchange is open for trading (a "valuation date"). A Policy's Cash Value reflects a number of factors, including Premium Payments, partial withdrawals, loans, Policy charges, and the investment experience of the Investment Option(s) chosen. The Policy's Cash Value on a valuation date equals the sum of all accumulation units for each Investment Option chosen, plus the Loan Account Value.

The Separate Account purchases shares of the underlying funds at net asset value (i.e., without a sales charge). The Separate Account receives all dividends and capital gains distributions from each underlying fund, and reinvests in additional shares of that fund. The Accumulation Unit Value reflects the reinvestment of any dividends or capital gains distributions declared by the underlying fund. The Separate Account will redeem underlying fund shares at their net asset value, to the extent necessary to make payments under the Policy.

In order to determine Cash Value, Cash Surrender Value, policy loans and the number of Accumulation Units to be credited, we use the values calculated as of 4:00 p.m. Eastern time on each valuation date we receive the written request, or payment in good order, at our Home Office.

ACCUMULATION UNIT VALUE. Accumulation Units measure the value of the Investment Options. The value for each Investment Option's Accumulation Unit is calculated on each valuation date. The value equals the Accumulation Unit value for the preceding valuation period multiplied by the underlying fund's Net Investment Factor during the next Valuation Period. (For example, to calculate Monday's valuation date price, we would multiply Friday's Accumulation Unit Value by Monday's net investment factor.)

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience.

NET INVESTMENT FACTOR. For each Investment Option, the value of its Accumulation Unit depends on the net rate of return for the corresponding underlying fund. We determine the net rate of return at the end of each Valuation Period (that is, the period of time beginning at 4:00 p.m. Eastern time, and ending at 4:00 p.m. Eastern time on the next Valuation Date). The net rate of return reflects the investment performance of the investment option, includes any dividends or capital gains distributed, and is net of the Separate Account charges.

                             CHANGES TO THE POLICY
--------------------------------------------------------------------------------

GENERAL

Once the policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

     - increases in the stated amount of insurance;

     - changing the death benefit from Option 1 to Option 2

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

     - decreases in the stated amount of insurance

     - changing the death benefit from Option 2 to Option 1

     - changes to the way your premiums are allocated (Note: with proper authorization on file, you can also make these changes by telephone)

     - changing the beneficiary (unless irrevocably named)

Written requests for changes should be sent to the Company's Home Office at One Tower Square, Hartford, Connecticut, 06183. The Company's telephone number is
(860) 277-0111.

CHANGES IN STATED AMOUNT

A Policy Owner may request an increase after the first year or decrease after the second policy year in the Policy's Stated Amount, provided that the Stated Amount after any decrease may not be less than the minimum amount of $100,000. The request must be made in writing while both Insureds are under age 85. For purposes of determining the cost of insurance charge, a decrease in the Stated Amount will reduce the Stated Amount in the following order:

     1) against the most recent increase in the Stated Amount;

     2) to other increases in the reverse order in which they occurred;

     3) to the initial Stated Amount.

A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is includable in the gross income of the Policy Owner.

For increases in the Stated Amount, we may require a new application and evidence of insurability as well as an additional premium payment. The effective date of any increase will be shown on the new Policy Summary which we will send. The effective date of any increase in the Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the Applicant. There is an additional Policy Administrative Charge and a Per Thousand of Stated Amount Surrender Charge associated with a requested increase in Stated Amount. There is no additional charge for a decrease in Stated Amount.

CHANGES IN DEATH BENEFIT OPTION

Provided both Insureds are alive, you may change the Death Benefit option from Option 1 to Option 2. If at least one of the Insureds is alive, you may request a change from Option 2 to Option 1. All requests must be made in writing. There is no direct tax consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk, and with some Option 2 to Option 1 changes involving substantially funded Policies, there may be a cash distribution which is included in your gross income. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future. A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $100,000. Subject to state law, a change from Option 1 to Option 2 is also subject to underwriting. Contact your registered representative for more information.

                          ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT

The Policy may be assigned as collateral for a loan or other obligation. The Company is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

LIMIT ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the lifetime of at least one of the Insureds for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if one or both of the Insured commits suicide during the two-year period following issue, subject to state law, the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender, (ii) the amount of any outstanding Policy loan, and (iii) the amount of any unpaid Deduction Amount due. During the two-year period following an increase, the Death Benefit in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase.

MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the correct information. A misstatement with regard to sex or age in a substantially funded Policy may cause a cash distribution that is includable in whole or in part in the gross income of the Policy Owner.

VOTING RIGHTS

The Company is the legal owner of the underlying fund shares. However, we believe that when an underlying fund solicits proxies, we are required to obtain from policy owners who have chosen those investment options instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. If we determine that we no longer need to comply with this voting method, we will vote on the shares in our own right.

DISREGARD OF VOTING INSTRUCTIONS

When permitted by state insurance regulatory authorities, we may disregard voting instructions if the instructions would cause a change in the investment objective or policies of the Separate Account or an Investment Option, or if it would cause the approved or disapproval of an investment advisory Policy of an Investment Option. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of any Investment Options which are initiated by a Policy Owner if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our general account (i.e., if the proposed investment policy for an Investment Option may result in overly speculative or unsound investments.) If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Policy Owners.

                                 OTHER MATTERS
--------------------------------------------------------------------------------

STATEMENTS TO POLICY OWNERS

We will maintain all records relating to the Separate Account and the Investment Options. At least once each Policy Year, we will send you a statement containing the following information:

     - the Stated Amount and the Cash Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Investment Option and the corresponding Accumulation Unit Value);

     - the date and amount of each premium payment;

     - the date and amount of each Monthly Deduction;

     - the amount of any outstanding Policy loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     - the date and amount of any partial cash surrenders and the amount of any partial surrender charges;

     - the annualized cost of any supplemental benefits purchased under the Policy; and

     - a reconciliation since the last report of any change in Cash Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

SUSPENSION OF VALUATION

We reserve the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when the SEC determines that disposal of the securities held in the Underlying Funds is not reasonably practicable or the value of the Investment Option's net assets cannot be determined; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

DIVIDENDS

No dividends will be paid under the Policy.

MIXED AND SHARED FUNDING

It is conceivable that in the future it may not be advantageous for variable life insurance and variable annuity Separate Accounts to invest in the Investment Options simultaneously. This is called mixed funding. Certain funds may be available to variable products of other companies not affiliated with Travelers. This is called "shared funding." Although we -- and the funds -- do not anticipate any disadvantages either to variable life insurance or to variable annuity Policy Owners, the Investment Options' Boards of Directors intend to monitor events to identify any material conflicts that may arise and to determine what action, if any, should be taken. If any of the Investment Options' Boards of Directors conclude that separate mutual funds should be established for variable life insurance and variable annuity Separate Accounts, the Company will bear the attendant expenses, but variable life insurance and variable annuity Policy Owners would no longer have the economies of scale resulting from a larger combined fund. Please consult the prospectuses of the Investment Options for additional information.

DISTRIBUTION

The Company intends to sell the Policies in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies will be sold by life insurance sales representatives who are registered representatives of the Company or certain other registered broker-dealers. The maximum commission payable by the Company for distribution would be no greater than 50% of the actual premium paid in the first twelve months. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker/dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

CFBDS, Inc. serves as principal underwriter of the Policies. However, it is anticipated that Travelers Distribution LLC, an affiliated company, will become principal underwriter some time in 2000.


LEGAL PROCEEDINGS AND OPINION

There are no pending material legal proceedings affecting the Separate Account.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable life contracts under Connecticut law and the validity of the forms of the variable life contracts under Connecticut law, have been reviewed by the General Counsel of the Company.


EXPERTS



The Financial Statements of Fund ULII as of December 31, 1999 and for the year ended December 31, 1999 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants and upon the authority of said firm as experts in accounting and auditing.

The Financial Statements of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

The following is a general discussion of the federal income tax considerations relating to the Policies. This discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person contemplating the purchase of or the exercise of elections under a Policy should seek competent tax advice.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS WHICH MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX ADVISOR SHOULD BE CONSULTED.

THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF ANY POLICY AND THE FOLLOWING TAX DISCUSSION IS BASED ON THE COMPANY'S UNDERSTANDING OF FEDERAL INCOME TAX LAWS AS THEY ARE CURRENTLY INTERPRETED. THE COMPANY CANNOT GUARANTEE THAT THOSE LAWS OR INTERPRETATIONS WILL REMAIN UNCHANGED.

TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. Guidance as to how Section 7702 is to be applied, however, is limited. Although the Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702, and while proposed regulations and other limited, interim guidance has been issued, final regulations have not been adopted. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed regulations under Section 7702) that such a Policy should meet the Section 7702 definition of a life insurance contract. There is less guidance on the application of the rules with respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk). Thus, it is not clear whether such a Policy would satisfy
Section 7702, particularly if the Policy Owner pays the full amount of premiums permitted under the Policy.

The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Investment Options, intends to comply with these requirements. Although the Company does not control the Investment Options, it intends to monitor the investments of the Investment Options to ensure compliance with the diversification requirements prescribed by the Treasury Department.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income each year. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policy Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Investment Options without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the policy owners received the desired tax benefits because they were not owners of separate account assets. For example, a Policy Owner of this Policy has additional flexibility in allocating payments and cash values. These differences could result in the Policy Owner being treated as the owner of the assets of the Separate Account. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent the Policy Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL

The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the Beneficiary.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. The tax consequences of distribution from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." However, whether a Policy is or is not a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. Therefore, it is important to check with a tax adviser prior to the purchase of a policy.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract is defined under tax law as any policy that satisfies the present legal definition of a life insurance contract but which fails to satisfy a 7-pay test. This failure could occur with contracts entered into after June 21, 1988, or with certain older contracts materially changed after that date. A Section 1035 exchange of an older contract into a contract after that date will not by itself cause the new contract to be a modified endowment contract if the older contract had not become one prior to the exchange. However, the new contract must be re-tested under the 7-pay test rules.

A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun. A decrease to Stated Amount made in the first seven years will cause a retest of the cumulative amount of premiums. Decreases made after the first seven contract years are not considered a material change, provided no other material changes have occurred prior. Tax regulations or other guidance will be needed to fully define those transactions which are material changes. The Company has established safeguards for monitoring whether a contract may become a modified endowment contract.

Loans and partial withdrawals from, as well as collateral assignments of, Policies that are modified endowment contracts will be treated as distributions to the Policy Owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from these Policies will be included in gross income on an income-first basis to the extent of any income in the Policy (the cash value less the Policy Owner's investment in the Policy) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from modified endowment contracts to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age
59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as an additional distribution subject to income tax as well as the 10% penalty tax, if applicable, to the extent of income in the Policy.

The Death Benefit of a modified endowment contract remains excludable from the gross income of the Beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Cash Value of a modified endowment contract is includable in the gross income of the Contract Owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the contract after age 59 1/2 will have the same tax consequences as noted above in "Tax Treatment of Policy Benefits."

EXCHANGES

Any Policy issued in exchange for a modified endowment contract will be subject to the tax treatment accorded to modified endowment contracts. However, the Company believes that any Policy received in exchange for a life insurance contract that is not a modified endowment contract will generally not be treated as a modified endowment contract if the face amount of the Policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. A prospective purchaser should consult a qualified tax advisor before authorizing the exchange of his or her current life insurance contract for a Policy.

AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS

In the case of a pre-death distribution (including a loan, partial withdrawal, collateral assignment or complete surrender) from a Policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the Policy. Specifically, if the Company or any of its affiliates issues to the same Policy Owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income on the Policy for all those Policies will be aggregated and attributed to that distribution.

POLICIES WHICH ARE NOT MODIFIED ENDOWMENT CONTRACTS

Unlike loans from modified endowment contracts, a loan from a Policy that is not a modified endowment contract will be considered indebtedness of the Owner and no part of a loan will constitute income to the Owner. However, the treatment of loans taken after the 15th Policy Year, is unclear; such loans might be considered a withdrawal instead of indebtedness for federal tax purposes.

Pre-death distributions from a Policy that is not a modified endowment contract will generally not be included in gross income to the extent that the amount received does not exceed the Policy Owner's investment in the Policy. (An exception to this general rule may occur in the case of a decrease or change that reduces the benefits provided under a Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Policy Owner. Such a cash distribution may be taxed in whole or in part as ordinary income to the extent of any gain in the Policy.) Further, the 10% penalty tax on pre-death distributions does not apply to Policies that are not modified endowment contracts.

Certain changes to Policies that are not modified endowment contracts may cause such Policies to be treated as modified endowment contracts. A Policy Owner should therefore consult a tax advisor before effecting any change to a Policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing against the Policy, the interest paid on loans may not be tax deductible.

THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains attributable to Fund UL II. However, the Company may assess a charge against the Investment Options for federal income taxes attributable to those accounts in the event that the Company incurs income or capital gains or other tax liability attributable to Fund UL II under future tax law.

                                  THE COMPANY
--------------------------------------------------------------------------------

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, and intends to seek licensure in the remaining states except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Company is an indirect wholly owned subsidiary of Citigroup Inc., a financial services holding company. The Company's principal executive offices are located at One Tower Square, Hartford, Connecticut 06183, telephone number
(860) 277-0111.

The Company is subject to Connecticut law governing insurance companies and is regulated and supervised by the Connecticut Commissioner of Insurance. An annual statement in a prescribed form must be filed with the Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. The Company's books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, the Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.


                                   MANAGEMENT

--------------------------------------------------------------------------------


DIRECTORS OF THE TRAVELERS LIFE AND ANNUITY COMPANY



The following are the Directors and Executive Officers of The Travelers Life and Annuity Company. Unless otherwise indicated, the principal business address for all individuals is the Company's Home Office at One Tower Square, Hartford, Connecticut 06183. References to Citigroup include, prior to December 31, 1993, Primerica Corporation or its predecessors, and prior to October 8, 1998, Travelers Group Inc.



                             DIRECTOR
     NAME AND POSITION        SINCE                       PRINCIPAL BUSINESS
     -----------------       --------                     ------------------
George C. Kokulis..........    1996     President and Chief Executive Officer since April
                                        2000,
Director                                Executive Vice President (7/1999 to 3/2000), Senior
                                        Vice President (1995-1999), Vice President (1993-1995)
                                        of The Travelers Life and Annuity Company.
Katherine M. Sullivan......    1996     Senior Vice President since May 1996 and General
Director                                Counsel from May 1996 to August 1999 of The Travelers
                                        Life and Annuity Company; Senior Vice President and
                                        General Counsel (1994-1996) Connecticut Mutual;
                                        Special Counsel & Chief of Staff (1988-1994) Aetna
                                        Life & Casualty.
Marc P. Weill*.............    1994     Senior Vice President-Investments since 1993 and Chief
Director                                Investment Officer since 1995 of The Travelers
                                        Insurance Life and Annuity Company; Senior Vice
                                        President and Chief Investment Officer of Citigroup
                                        Inc. since 1992; Vice President (1990-1992), Primerica
                                        Corporation; Vice President (1989-1990), Smith Barney
                                        Inc.



---------------


* Principal business address: Citigroup Inc., 153 East 53rd St., New York, New York 10043

SENIOR OFFICERS OF THE TRAVELERS LIFE AND ANNUITY COMPANY



The following are the Senior Officers of The Travelers Life and Annuity Company, other than the Directors listed above, as of the date of this Prospectus. Unless otherwise indicated, the principal business address for all individuals listed is One Tower Square, Hartford, Connecticut 06183.





                NAME                      POSITION WITH INSURANCE COMPANY
                ----                      -------------------------------
Stuart Baritz........................  Senior Vice President
Barry Jacobson.......................  Senior Vice President
Russell H. Johnson...................  Senior Vice President
Glenn D. Lammey......................  Executive Vice President, Chief
                                       Financial Officer, Chief Accounting
                                       Officer and Controller
Marla Berman Lewitus.................  Senior Vice President and General
                                       Counsel
Brendan Lynch........................  Senior Vice President
Warren H. May........................  Senior Vice President
Kathleen A. Preston..................  Senior Vice President
Mary Jean Thornton...................  Executive Vice President and
                                       Chief Information Officer
David A. Tyson.......................  Senior Vice President
F. Denney Voss.......................  Senior Vice President



Information relating to the management of the underlying funds is contained in the applicable prospectuses.


                           EXAMPLE OF POLICY CHARGES
--------------------------------------------------------------------------------

The following chart illustrates the surrender charges and Monthly Deduction Amounts that would apply under a Policy based on the assumptions listed below. Surrender charges and Monthly Deduction Amounts generally will be higher for an Insured who is older than the assumed Insured, and lower for an Insured who is younger (assuming the Insureds have the same risk classification). Cost of insurance rates go up each year as the Insured becomes a year older.


Male, Age 65                          Female, Age 65        Face Amount: $1,000,000
Preferred Non-Smoker                  Preferred Non-Smoker  Level Death Benefit Option
Annual Premium: $11,923.37                                  Current Charges
Hypothetical Gross Annual Investment
  Rate of Return: 8%



                                                     TOTAL MONTHLY DEDUCTION
                                                       FOR THE POLICY YEAR
                                                    --------------------------
                                                                ADMINISTRATIVE
           CUMULATIVE     SALES AND                  COST OF     CHARGES AND
  POLICY      GROSS      PREMIUM TAX   SURRENDER    INSURANCE      MONTHLY
   YEAR      PREMIUM       CHARGES      CHARGES      CHARGES    POLICY CHARGES
  ------   ----------    -----------   ---------    ---------   --------------
   1       $ 11,923.37    $  298.08    $31,540.00   $  171.44     $3,240.00
   2       $ 23,846.74    $  596.17    $29,440.00   $  571.11     $3,240.00
   3       $ 35,770.11    $  894.25    $27,340.00   $1,061.61     $3,240.00
   5       $ 59,616.85    $1,490.42    $23,130.00   $2,347.34     $  120.00
   10      $119,233.70    $2,980.84    $12,620.00   $6,846.63     $  120.00


Hypothetical results shown above are illustrative only and are based on the Hypothetical Gross Annual Investment Rate of Return shown above. This Hypothetical Gross Annual Investment Rate of Return should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. No representations can be made that the hypothetical rates assumed can be achieved for any one year or sustained over any period of time.

                                 ILLUSTRATIONS
--------------------------------------------------------------------------------


The following pages are intended to illustrate how the Account Value, Cash Surrender Value and Death Benefit can change over time for Policies issued to a 65 year old male and a 65 year old female. The difference between the Cash Value and the Cash Surrender Value in these illustrations represents the Surrender Charge that would be incurred upon a full surrender of the Policy.


The illustrations assume that premiums are paid as indicated, no Policy loans are made, no increases or decreases to the Stated Amount are requested, no partial surrenders are made, and no charges for transfers between funds are incurred.

There are two examples of values. One example illustrates that the maximum Guaranteed Cost of Insurance Rates, the monthly administrative charge, mortality and expense risk charge, and administrative expense charge allowable under the Policy are charged in all years. The other example illustrates that the current scale of Cost of Insurance Rates and other charges are charged in all years. The Cost of Insurance Rates charged vary by age, sex and underwriting classification, and the monthly administrative charge varies by age, amount of insurance and smoker/non-smoker classification for current charges. The illustrations reflect a deduction of 5% from each annual premium for premium tax (2.5%) and front end sales charge (2.5%).


The values shown in these illustrations vary according to assumptions used for charges, and gross rates of investment returns. For the first fifteen Policy Years, the current and guaranteed charges consist of 0.80% for mortality and expense risks, 0.10% for administrative expenses, and 0.65% for Investment Option expenses and thereafter, 0.35% for mortality and expense risks, 0.00% for administrative expenses, and 0.65% for Investment Option expenses.


The charge for Investment Option expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an average of the investment advisory fees and other expenses charged by each of the Investment Options during the most recent audited calendar year. The Investment Option expenses for some of the Investment Options reflect an expense reimbursement agreement currently in effect, as shown in the Policy prospectus summary. Although these reimbursement arrangements are expected to continue in subsequent years, the effect of discontinuance could be higher expenses charged to Policy Owners.


After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.55%, 4.45%, and 10.45%, respectively on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.00%, 5.00%, and 11.00%, respectively on a current and guaranteed basis thereafter.


The actual charges under a Policy for expenses of the Investment Options will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

The illustrations do not reflect any charges for federal income taxes against Fund UL II, since the Company is not currently deducting such charges from Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Account Values and Cash Surrender Values illustrated.

Upon request, the Company will provide a comparable illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show average fund expenses or, if requested, actual fund expenses. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                           VARIABLE SURVIVORSHIP LIFE
                           LEVEL DEATH BENEFIT OPTION
                      ILLUSTRATED WITH GUARANTEED CHARGES


Male Preferred Nonsmoker Age 65 and Female Preferred Nonsmoker Age 65


Stated Amount 1,000,000


Annual Premium $11,923.37



        TOTAL
       PREMIUMS             DEATH BENEFIT                    CASH VALUE             CASH SURRENDER VALUE
       WITH 5%    ---------------------------------   -------------------------   ------------------------
YEAR   INTEREST      0%          6%          12%        0%       6%       12%       0%       6%      12%
----   --------   ---------   ---------   ---------   ------   ------   -------   ------   ------   ------
  1     12,520    1,000,000   1,000,000   1,000,000    7,922    8,504     9,089        0        0        0
  2     25,665    1,000,000   1,000,000   1,000,000   15,002   16,646    18,364        0        0        0
  3     39,468    1,000,000   1,000,000   1,000,000   21,096   24,249    27,685        0        0      345
  4     53,961    1,000,000   1,000,000   1,000,000   29,148   34,317    40,181    3,908    9,077   14,941
  5     69,178    1,000,000   1,000,000   1,000,000   35,837   43,570    52,701   12,707   20,440   29,571
  6     85,157    1,000,000   1,000,000   1,000,000   40,929   51,722    65,004   19,899   30,692   43,974
  7    101,934    1,000,000   1,000,000   1,000,000   44,111   58,390    76,750   25,181   39,460   57,820
  8    119,550    1,000,000   1,000,000   1,000,000   44,962   63,070    87,470   28,142   46,250   70,650
  9    138,047    1,000,000   1,000,000   1,000,000   42,957   65,126    96,549   28,237   50,406   81,829
 10    157,469    1,000,000   1,000,000   1,000,000   37,480   63,805   103,243   24,860   51,185   90,623
 15    270,154            0           0   1,000,000        0        0    62,968        0        0   60,868
 20    413,970            0           0           0        0        0         0        0        0        0


                           VARIABLE SURVIVORSHIP LIFE
                           LEVEL DEATH BENEFIT OPTION
                        ILLUSTRATED WITH CURRENT CHARGES


Male Preferred Nonsmoker Age 65 and Female Preferred Nonsmoker Age 65


Stated Amount 1,000,000


Annual Premium $11,923.37



        TOTAL
       PREMIUMS             DEATH BENEFIT                     CASH VALUE              CASH SURRENDER VALUE
       WITH 5%    ---------------------------------   --------------------------   --------------------------
YEAR   INTEREST      0%          6%          12%        0%       6%        12%       0%       6%        12%
----   --------   ---------   ---------   ---------   ------   -------   -------   ------   -------   -------
  1     12,520    1,000,000   1,000,000   1,000,000    8,062     8,649     9,239        0         0         0
  2     25,665    1,000,000   1,000,000   1,000,000   15,603    17,274    19,021        0         0         0
  3     39,468    1,000,000   1,000,000   1,000,000   22,537    25,780    29,309        0         0     1,969
  4     53,961    1,000,000   1,000,000   1,000,000   31,869    37,256    43,351    6,629    12,016    18,111
  5     69,178    1,000,000   1,000,000   1,000,000   40,351    48,524    58,130   17,221    25,394    35,000
  6     85,157    1,000,000   1,000,000   1,000,000   47,844    59,425    73,560   26,814    38,395    52,550
  7    101,934    1,000,000   1,000,000   1,000,000   54,163    69,748    89,587   35,233    50,818    70,657
  8    119,550    1,000,000   1,000,000   1,000,000   59,471    79,625   106,388   42,651    62,805    89,568
  9    138,047    1,000,000   1,000,000   1,000,000   63,743    89,009   124,062   49,023    74,289   109,342
 10    157,469    1,000,000   1,000,000   1,000,000   66,989    97,887   142,738   54,369    85,267   130,118
 15    270,154    1,000,000   1,000,000   1,000,000   72,093   138,281   261,202   69,993   136,181   259,102
 20    413,970    1,000,000   1,000,000   1,000,000   67,815   184,690   468,028   67,815   184,690   468,028


These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, we may show investment performance for the investment options, the percentage change in the value of an Accumulation Unit based on the performance of the Investment Option over a period of time, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit Value at the beginning of the period.

For Investment Options of Fund UL II that invest in underlying funds that were in existence prior to the date on which the Investment Option became available under the Policy, average annual rates of return may include periods prior to the inception of the Investment Option. Performance calculations for Investment Options with pre-existing Investment Options will be calculated by adjusting the actual returns of the Investment Options to reflect the charges that would have been assessed under the Investment Options had the Investment Option been available under Fund UL II during the period shown.


The following performance information represents the percentage change in the value of an Accumulation Unit of the Investment Options for the periods indicated, and reflects all expenses of the Investment Options. The chart reflects the guaranteed maximum 0.80% mortality and expense risk charge and 0.10% administrative expense risk charge. The rates of return do not reflect the front-end sales charge or the state premium tax charge (both of which are deducted from premium payments) nor do they reflect surrender charges or Monthly Deduction Amounts. These charges would reduce the average annual return reflected.


The surrender charges and Monthly Deduction Amounts for a hypothetical Insured are depicted in the Example following the Rates of Returns. See "Charges and Deductions" for more information regarding fees assessed under the Policy. For illustrations of how these charges affect Cash Values and Death Benefits, see "Illustrations." The performance information described in this prospectus may be used from time to time in advertisement for the Policy, subject to National Association of Securities Dealers, Inc. ("NASD") and applicable state approval and guidelines.

The table below shows the net annual rates of return for accumulation units of investment options available through the Variable Survivorship Life Policy.


                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99



                                                                                     FUND
                                                                                   INCEPTION
       UNDERLYING INVESTMENT OPTIONS          1 YEAR   3 YEAR   5 YEAR   10 YEAR     DATE
       -----------------------------          ------   ------   ------   -------   ---------
STOCK FUNDS:
AIM Capital Appreciation Portfolio            41.58%    22.24%      --       --    10/10/95
Alliance Growth Portfolio                     30.97%    28.85%   29.60%      --    06/16/94
Capital Appreciation Fund                     51.97%    44.82%   39.07%   23.30%   03/18/82
EAFE Equity Index Fund                        26.33%       --       --       --    08/22/97
Small Cap Index Fund                          19.00%       --       --       --    08/25/97
Dreyfus Stock Index Fund                      19.46%    25.93%   26.82%   16.58%   09/29/89
Equity Income Portfolio                        5.36%    13.92%   17.48%   13.41%   10/09/86
Growth Portfolio                              36.09%    31.98%   28.46%   18.79%   10/09/86
Aggressive Growth                                n/a      n/a      n/a      n/a         n/a
Global Technology                                n/a      n/a      n/a      n/a         n/a
Worldwide Growth                                 n/a      n/a      n/a      n/a         n/a
Equity Index Portfolio                        19.59%    26.22%   27.39%      --    10/16/91
Smith Barney Large Cap Growth                 30.05%       --       --       --    05/06/98
Smith Barney Large Cap Value                  -0.83%    10.61%   16.16%      --    06/16/94

                                                                                     FUND
                                                                                   INCEPTION
       UNDERLYING INVESTMENT OPTIONS          1 YEAR   3 YEAR   5 YEAR   10 YEAR     DATE
       -----------------------------          ------   ------   ------   -------   ---------
Total Return Portfolio                        20.89%    13.33%   17.46%      --    10/16/91
Templeton Growth Securities Fund              27.85%    12.45%   16.41%   12.50%   08/31/88
Utilities Portfolio (SB)                      -0.97%    12.90%   14.42%      --    02/04/94
BOND FUNDS
High Income Portfolio                          7.16%     5.81%    9.83%   11.41%   09/19/85
Putnam Diversified Income Portfolio            0.20%     2.18%    5.87%      --    06/16/94
Smith Barney High Income Portfolio             1.67%     4.51%    8.37%      --    06/16/94
US Govt Securities                            -4.99%     5.00%    7.48%      --    01/24/92
Zero Coupon Bond 2000                          2.39%     5.06%      --       --    10/11/95
Zero Coupon Bond 2005                         -6.27%     4.88%      --       --    10/11/95
BALANCED FUNDS
Asset Mgr Portfolio                           10.06%    14.45%   14.54%   12.08%   09/06/89
MFS Total Return Portfolio                     1.71%    10.54%   13.77%      --    06/16/94
Managed Assets Trust                          13.16%    17.82%   18.32%   12.00%   08/06/82
MONEY MARKET FUNDS
Money Market(1)                                4.04%     4.08%    3.76%    3.69%   10/01/81


The information presented in the above chart represents the percentage change in the value of an accumulation unit of the underlying investment options for the periods indicated, and reflects all expenses of the underlying funds, 0.80% mortality and expense risk charge and 0.10% administrative expense charge against amounts allocated to the underlying funds. The rates of return do not reflect the 2.5% front-end sales charge or the 2.5% state premium tax charge (both of which are deducted from premium payments) nor do they reflect surrender charges or monthly deduction amounts. These charges would reduce the average annual return reflected.

(1) An investment in Money Market Portfolio is neither insured nor guaranteed by the United States Government. There is no assurance that a stable $1.00 value will be maintained.

                            HYPOTHETICAL EXAMPLE(1)
  Male Preferred Nonsmoker Age 65 and Female Preferred Nonsmoker Age 65 with a level death benefit
              of $1,000,000 and an annual investment of $11,923.37



                                                      ONE YEAR                              FIVE YEARS
                                        ------------------------------------   ------------------------------------
                                          TOTAL      ACCUMULATED   SURRENDER     TOTAL      ACCUMULATED   SURRENDER
UNDERLYING INVESTMENT OPTIONS           INVESTMENT      VALUE        VALUE     INVESTMENT      VALUE        VALUE
-----------------------------           ----------   -----------   ---------   ----------   -----------   ---------
STOCK FUNDS
AIM Capital Appreciation Portfolio        11,923       12,320            0          N/A           N/A          N/A
Alliance Growth Portfolio                 11,923       11,266            0       59,617       100,881       77,751
Capital Appreciation Fund                 11,923       13,357            0       59,617       130,655      107,525
EAFE Equity Index Fund                    11,923       10,806            0          N/A           N/A          N/A
Small Cap Index Fund                      11,923       10,081            0          N/A           N/A          N/A
Dreyfus Stock Index Fund                  11,923       10,126            0       59,617        93,343       70,213
Equity Income Portfolio                   11,923        8,739            0       59,617        71,485       48,355
Growth Portfolio                          11,923       11,774            0       59,617        97,728       74,598
Aggressive Growth                            N/A          N/A          N/A          N/A           N/A          N/A
Global Technology                            N/A          N/A          N/A          N/A           N/A          N/A
Worldwide Growth                             N/A          N/A          N/A          N/A           N/A          N/A
Equity Index Portfolio                    11,923       10,139            0       59,617        94,847       71,717
Smith Barney Large Cap Growth             11,923       11,174            0          N/A           N/A          N/A
Smith Barney Large Cap Value              11,923        8,133            0       59,617        68,790       45,660
Total Return Portfolio                    11,923       10,268            0       59,617        71,444       48,314
Templeton Growth Securities Fund          11,923       10,956            0       59,617        69,293       46,163
Utilities Portfolio (SB)                  11,923        8,119            0       59,617        65,373       42,243
BONDS FUNDS:
High Income Portfolio                     11,923        8,915            0       59,617        57,065       33,935
Putnam Diversified Income Portfolio       11,923        8,233            0       59,617        50,661       27,531
Smith Barney High Income Portfolio        11,923        8,377            0       59,617        54,625       31,495
U.S. Govt Securities                      11,923        7,727            0       59,617        53,184       30,054
Zero Coupon Bond Portfolio 2000           11,923        8,448            0          N/A           N/A          N/A
Zero Coupon Bond Portfolio 2005           11,923        7,602            0          N/A           N/A          N/A
BALANCED FUNDS:
Asset Mgr Portfolio                       11,923        9,200            0       59,617        65,604       42,474
MFS Total Return Portfolio                11,923        8,381            0       59,617        64,135       41,005
Managed Assets Trust                      11,923        9,505            0       59,617        73,248       50,118
MONEY MARKET FUND:
Travelers Money Market                    11,923        8,609            0       59,617        47,515       24,385



The charges used in the above example consist of a front-end sales charge of 2.5%, a state premium tax charge of 2.5%, the 0.80% mortality and expense risk charge, the 0.10% administration expense charges, all expenses of the underlying funds, and monthly deduction charges including cost of insurance.


The benefits illustrated above may differ for other policies as a result of differences in investment allocation, premium timing and amount, death benefit type, as well as the age and underwriting of the classification of the insured (which could result in higher costs of insurance). Because this is a variable universal life insurance policy, actual performance should always be considered in conjunction with the level of death benefit and cash values.

(1) These hypothetical examples show the effect of the performance quoted on cash values. Performance, loans and withdrawals will affect the cash value and death benefit of your policy. Since the values of the portfolios will fluctuate, the cash value at any time may be more or less than the total principal investment made, including at the time of surrender of the policy, when surrender charges may apply.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

ANNUAL REPORT
DECEMBER 31, 1999







                 THE TRAVELERS FUND UL II
                 FOR VARIABLE LIFE INSURANCE







[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
  Investments in eligible funds at market value:
    BT Insurance Funds Trust, 37,556 shares (cost $474,890) ............................ $     485,472
    Capital Appreciation Fund, 139,048 shares (cost $13,959,917) .......................    15,128,425
    Dreyfus Stock Index Fund, 237,186 shares (cost $8,549,801) .........................     9,119,796
    Fidelity's Variable Insurance Products Fund, 420,445 shares (cost $11,388,087) .....    13,307,429
    Fidelity's Variable Insurance Products Fund II, 74,865 shares (cost $1,302,334) ....     1,397,728
    Greenwich Street Series Fund, 69,985 shares (cost $1,320,813) ......................     1,458,014
    Managed Assets Trust, 44,354 shares (cost $859,891) ................................       936,763
    Money Market Portfolio, 7,336,067 shares (cost $7,336,067) .........................     7,336,067
    Templeton Variable Products Series Fund, 217,152 shares (cost $4,661,360) ..........     4,914,376
    The Travelers Series Trust, 112,152 shares (cost $1,362,030) .......................     1,323,353
    Travelers Series Fund Inc., 1,080,689 shares (cost $22,143,901) ....................    23,915,595
                                                                                           -----------

      Total Investments (cost $73,359,091) .............................................                    $  79,323,018

  Receivables:
    Dividends ..........................................................................                           12,267
    Premium payments and transfers from other Travelers accounts .......................                        6,314,069
  Other assets .........................................................................                               11
                                                                                                            -------------

      Total Assets .....................................................................                       85,649,365
                                                                                                            -------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ......................                        6,303,726
    Insurance charges ..................................................................                           14,874
    Administrative charges .............................................................                            1,860
  Accrued liabilities ..................................................................                                8
                                                                                                            -------------


      Total Liabilities ................................................................                        6,320,468
                                                                                                            -------------

NET ASSETS: ............................................................................                    $  79,328,897
                                                                                                            =============



                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends .............................................................                          $  2,182,985

EXPENSES:
  Insurance charges .....................................................    $    397,527
  Administrative charges ................................................          49,690
                                                                             ------------

    Total expenses ......................................................                               447,217
                                                                                                   ------------
      Net investment income .............................................                             1,735,768
                                                                                                   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................................     650,438,540
    Cost of investments sold ............................................     643,284,634
                                                                             ------------
      Net realized gain (loss) ..........................................                             7,153,906

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1998 ................................       2,071,549
    Unrealized gain at December 31, 1999 ................................       5,963,927
                                                                             ------------
      Net change in unrealized gain (loss) for the year .................                             3,892,378
                                                                                                   ------------
        Net realized gain (loss) and change in unrealized gain (loss) ...                            11,046,284
                                                                                                   ------------
  Net increase in net assets resulting from operations ..................                          $ 12,782,052
                                                                                                   ============



                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                                    1999              1998
                                                                                    ----              ----
OPERATIONS:
  Net investment income ...................................................    $   1,735,768     $     904,958
  Net realized gain (loss) from investment transactions ...................        7,153,906         2,285,688
  Net change in unrealized gain (loss) on investments .....................        3,892,378         1,465,346
                                                                               -------------     -------------
    Net increase in net assets resulting from operations ..................       12,782,052         4,655,992
                                                                               -------------     -------------
UNIT TRANSACTIONS:
  Participant premium payments
    (applicable to 18,476,388 and 13,807,247 units, respectively) .........       35,436,722        23,714,477
  Participant transfers from other Travelers accounts
    (applicable to 355,543,526 and 112,904,264 units, respectively) .......      735,676,151       180,481,902
  Contract surrenders
    (applicable to 2,397,489 and 1,573,510 units, respectively) ...........       (5,462,769)       (2,923,386)
  Participant transfers to other Travelers accounts
    (applicable to 358,082,881 and 114,570,535 units, respectively) .......     (735,489,577)     (180,744,823)
  Other payments to participants
    (applicable to 1,822 units) ...........................................           (5,081)                -
                                                                               -------------     -------------
    Net increase in net assets resulting from unit transactions ...........       30,155,446        20,528,170
                                                                               -------------     -------------
      Net increase in net assets ..........................................       42,937,498        25,184,162
NET ASSETS:
  Beginning of year .......................................................       36,391,399        11,207,237
                                                                               -------------     -------------
  End of year .............................................................    $  79,328,897     $  36,391,399
                                                                               =============     =============





                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable life insurance contracts issued by Travelers Life. Fund UL II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund UL II is comprised of the MarketLife product.

    Participant premium payments applied to Fund UL II are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1999, the eligible funds available under Fund UL II were:
    Managed Assets Trust; Capital Appreciation Fund; Money Market Portfolio; U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio and Equity Index Portfolio of Greenwich Street Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1), Templeton Stock Fund (Class 1) and Templeton Asset Allocation Fund (Class 1) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; EAFE Equity Index Fund and Small Cap Index Fund of BT Insurance Funds Trust; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

    Effective December 18, 1998, Zero Coupon Bond Fund Portfolio Series 1998 of The Travelers Series Trust was fully liquidated.

    The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund UL II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $682,448,115 and $650,438,540, respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $73,359,091 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $6,180,613. Gross unrealized depreciation for all investments at December 31, 1999 was $216,686.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. Each business day, Travelers Life deducts a mortality and expense risk charge which is reflected in the calculation of unit values. This charge equals, on an annual basis, 0.80% of the amounts held in each funding option for the first fifteen years that a policy is in effect. Beginning in the sixteenth year that a policy is in effect, these charges are reduced to 0.45% for Travelers Marketlife policies issued prior to May 1, 1998, 0.25% for Travelers Marketlife policies issued after May 1, 1998 and 0.35% for Travelers Variable Survivorship life on an annual basis. As of December 31, 1999 all contract owners had insurance charges of 0.80%

    Administrative charges are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of unit values. This charge equals, on an annual basis, 0.10% of the amounts held in each funding option for the first fifteen years the policy is in effect. Beginning in the sixteenth year that a policy is in effect, these charges are eliminated. As of December 31,1999 all contract owners had administrative charges of 0.10%.

    Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received $95,933 and $31,109 in satisfaction of such contingent surrender charges for the years ended December 31, 1999 and 1998, respectively.

4.  CHANGE IN ACCOUNTING

    On January 1, 1999, in conjunction with the implementation of a new system, Fund UL II changed its basis of reporting realized gains and losses for investment transactions from an identified basis to an average cost basis. The accounting change had no effect on net assets.

5.  NET CONTRACT OWNERS' EQUITY


                                                                                               DECEMBER 31, 1999
                                                                              -----------------------------------------------
                                                                                                       UNIT             NET
                                                                                      UNITS            VALUE           ASSETS
                                                                                      -----            -----           ------
BT Insurance Funds Trust
  EAFE Equity Index Fund ...................................................          297,463      $    1.136      $   337,893
  Small Cap Index Fund .....................................................          130,058           1.134          147,490

Capital Appreciation Fund ..................................................        2,419,189           6.559       15,868,506

Dreyfus Stock Index Fund ...................................................        3,193,292           3.322       10,606,961

Fidelity's Variable Insurance Products Fund
  Equity-Income Portfolio ..................................................        2,431,810           2.293        5,575,316
  Growth Portfolio .........................................................        1,989,627           3.437        6,839,129
  High Income Portfolio ....................................................          585,771           1.529          895,564

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio ..................................................          768,105           1.819        1,397,422

Greenwich Street Series Fund
  Equity Index Portfolio ...................................................          100,009           1.106          110,617
  Total Return Portfolio ...................................................          719,187           1.873        1,347,095

Managed Assets Trust .......................................................          257,384           3.639          936,573

Money Market Portfolio .....................................................        4,596,491           1.668        7,666,544

Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund (Class 1) ................................          625,303           1.995        1,247,175
  Templeton Bond Fund (Class 1) ............................................          193,736           1.173          227,181
  Templeton Stock Fund (Class 1) ...........................................        1,668,788           2.061        3,439,831

The Travelers Series Trust
  U.S. Government Securities Portfolio .....................................          641,970           1.339          859,667
  Utilities Portfolio ......................................................          122,243           1.955          238,992
  Zero Coupon Bond Fund Portfolio Series 2000 ..............................           48,323           1.215           58,726
  Zero Coupon Bond Fund Portfolio Series 2005 ..............................          137,305           1.207          165,687

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio .......................................        2,347,246           1.940        4,554,365
  Alliance Growth Portfolio ................................................        4,047,929           2.863       11,590,475
  MFS Total Return Portfolio ...............................................        1,512,701           1.666        2,520,211
  Putnam Diversified Income Portfolio ......................................          455,112           1.011          459,999
  Smith Barney High Income Portfolio .......................................          436,981           1.272          555,712
  Smith Barney Large Cap Value Portfolio ...................................          980,217           1.716        1,681,766
                                                                                                                   -----------

Net Contract Owners' Equity ...................................................................................... $79,328,897
                                                                                                                   ===========

6.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                                NO. OF          MARKET
                                                                                                  SHARES           VALUE
                                                                                               -----------      -----------
  BT INSURANCE FUNDS TRUST (0.6%)
    EAFE Equity Index Fund (Cost $333,495)                                                          24,850      $   337,958
    Small Cap Index Fund (Cost $141,395)                                                            12,706          147,514
                                                                                               -----------      -----------
      Total (Cost $474,890)                                                                         37,556          485,472
                                                                                               -----------      -----------

  CAPITAL APPRECIATION FUND (19.1%)
      Total (Cost $13,959,917)                                                                     139,048       15,128,425
                                                                                               -----------      -----------

  DREYFUS STOCK INDEX FUND (11.5%)
      Total (Cost $8,549,801)                                                                      237,186        9,119,796
                                                                                               -----------      -----------

  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (16.8%)
    Equity-Income Portfolio (Cost $5,216,966)                                                      216,814        5,574,287
    Growth Portfolio (Cost $5,221,004)                                                             124,486        6,838,017
    High Income Portfolio (Cost $950,117)                                                           79,145          895,125
                                                                                               -----------      -----------
      Total (Cost $11,388,087)                                                                     420,445       13,307,429
                                                                                               -----------      -----------

  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (1.8%)
    Asset Manager Portfolio
      Total (Cost $1,302,334)                                                                       74,865        1,397,728
                                                                                               -----------      -----------

  GREENWICH STREET SERIES FUND (1.8%)
    Equity Index Portfolio (Cost $102,425)                                                           3,085          110,642
    Total Return Portfolio (Cost $1,218,388)                                                        66,900        1,347,372
                                                                                               -----------      -----------
      Total (Cost $1,320,813)                                                                       69,985        1,458,014
                                                                                               -----------      -----------

  MANAGED ASSETS TRUST (1.2%)
      Total (Cost $859,891)                                                                         44,354          936,763
                                                                                               -----------      -----------

  MONEY MARKET PORTFOLIO (9.2%)
      Total (Cost $7,336,067)                                                                    7,336,067        7,336,067
                                                                                               -----------      -----------

  TEMPLETON VARIABLE PRODUCTS SERIES FUND (6.2%)
    Templeton Asset Allocation Fund (Class 1) (Cost $1,153,790)                                     53,365        1,247,145
    Templeton Bond Fund (Class 1) (Cost $236,490)                                                   22,745          227,226
    Templeton Stock Fund (Class 1) (Cost $3,271,080)                                               141,042        3,440,005
                                                                                               -----------      -----------
      Total (Cost $4,661,360)                                                                      217,152        4,914,376
                                                                                               -----------      -----------

                                                                                                  NO. OF          MARKET
                                                                                                  SHARES           VALUE
                                                                                               -----------      -----------
  THE TRAVELERS SERIES TRUST (1.7%)
    U.S. Government Securities Portfolio (Cost $892,813)                                            76,025      $   859,844
    Utilities Portfolio (Cost $239,711)                                                             15,025          239,046
    Zero Coupon Bond Fund Portfolio Series 2000 (Cost $58,914)                                       5,541           58,739
    Zero Coupon Bond Fund Portfolio Series 2005 (Cost $170,592)                                     15,561          165,724
                                                                                               -----------      -----------
      Total (Cost $1,362,030)                                                                      112,152        1,323,353
                                                                                               -----------      -----------

  TRAVELERS SERIES FUND INC. (30.1%)
    AIM Capital Appreciation Portfolio (Cost $9,687,052)                                           497,559       10,299,480
    Alliance Growth Portfolio (Cost $7,127,472)                                                    255,384        8,397,018
    MFS Total Return Portfolio (Cost $2,562,258)                                                   155,333        2,521,059
    Putnam Diversified Income Portfolio (Cost $456,612)                                             40,182          460,087
    Smith Barney High Income Portfolio (Cost $600,784)                                              46,013          555,836
    Smith Barney Large Cap Value Portfolio (Cost $1,709,723)                                        86,218        1,682,115
                                                                                               -----------      -----------
      Total (Cost $22,143,901)                                                                   1,080,689       23,915,595
                                                                                               -----------      -----------

TOTAL INVESTMENT OPTIONS (100%)
(COST $73,359,091)                                                                                              $79,323,018
                                                                                                                ===========

                       This page intentionally left blank

7. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                 EAFE EQUITY INDEX FUND               SMALL CAP INDEX FUND
                                                             -------------------------------     -------------------------------
                                                                 1999              1998              1999              1998
                                                                 ----              ----              ----              ----
INVESTMENT INCOME:
Dividends ................................................   $       9,057     $           -     $       3,462     $           -
                                                             -------------     -------------     -------------     -------------

EXPENSES:
Insurance charges ........................................              80                 -                48                 -
Administrative charges ...................................              10                 -                 6                 -
                                                             -------------     -------------     -------------     -------------
    Net investment income (loss) .........................           8,967                 -             3,408                 -
                                                             -------------     -------------     -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................           9,468                 -             2,534                 -
  Cost of investments sold ...............................           9,125                 -             2,527                 -
                                                             -------------     -------------     -------------     -------------

    Net realized gain (loss) .............................             343                 -                 7                 -
                                                             -------------     -------------     -------------     -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...............               -                 -                 -                 -
  Unrealized gain (loss) end of year .....................           4,463                 -             6,119                 -
                                                             -------------     -------------     -------------     -------------

    Net change in unrealized gain (loss) for the year ....           4,463                 -             6,119                 -
                                                             -------------     -------------     -------------     -------------

Net increase (decrease) in net assets
    resulting from operations ............................          13,773                 -             9,534                 -
                                                             -------------     -------------     -------------     -------------




UNIT TRANSACTIONS:
Participant premium payments .............................           1,934                 -                23                 -
Participant transfers from other Travelers accounts ......         332,711                 -           140,318                 -
Contract surrenders ......................................          (3,091)                -            (2,384)                -
Participant transfers to other Travelers accounts ........          (7,434)                -                (1)                -
Other payments to participants ...........................               -                 -                 -                 -
                                                             -------------     -------------     -------------     -------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................         324,120                 -           137,956                 -
                                                             -------------     -------------     -------------     -------------

    Net increase (decrease) in net assets ................         337,893                 -           147,490                 -




NET ASSETS:
  Beginning of year ......................................               -                 -                 -                 -
                                                             -------------     -------------     -------------     -------------

  End of year ............................................   $     337,893     $           -     $     147,490     $           -
                                                             =============     =============     =============     =============


                                                                      CAPITAL APPRECIATION FUND
                                                                 ----------------------------------
                                                                     1999                 1998
                                                                     ----                 ----
INVESTMENT INCOME:
Dividends ................................................       $     199,040        $      74,869
                                                                 -------------        -------------

EXPENSES:
Insurance charges ........................................              70,272               20,764
Administrative charges ...................................               8,784                2,596
                                                                 -------------        -------------
    Net investment income (loss) .........................             119,984               51,509
                                                                 -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................         127,243,897            8,939,564
  Cost of investments sold ...............................         124,152,005            7,651,328
                                                                 -------------        -------------

    Net realized gain (loss) .............................           3,091,892            1,288,236
                                                                 -------------        -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...............             332,086              105,992
  Unrealized gain (loss) end of year .....................           1,168,508              332,086
                                                                 -------------        -------------

    Net change in unrealized gain (loss) for the year ....             836,422              226,094
                                                                 -------------        -------------

Net increase (decrease) in net assets
    resulting from operations ............................           4,048,298            1,565,839
                                                                 -------------        -------------




UNIT TRANSACTIONS:
Participant premium payments .............................           3,269,696            1,598,260
Participant transfers from other Travelers accounts ......         149,612,053            9,781,587
Contract surrenders ......................................            (887,296)            (358,656)
Participant transfers to other Travelers accounts ........        (145,074,599)          (8,883,995)
Other payments to participants ...........................                   -                    -
                                                                 -------------        -------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................           6,919,854            2,137,216
                                                                 -------------        -------------

    Net increase (decrease) in net assets ................          10,968,152            3,703,055




NET ASSETS:
  Beginning of year ......................................           4,900,354            1,197,299
                                                                 -------------        -------------

  End of year ............................................       $  15,868,506        $   4,900,354
                                                                 =============        =============

   DREYFUS STOCK INDEX FUND          EQUITY-INCOME PORTFOLIO               GROWTH PORTFOLIO               HIGH INCOME PORTFOLIO
------------------------------    ------------------------------    ------------------------------   -------------------------------
     1999             1998             1999             1998             1999             1998            1999             1998
     ----             ----             ----             ----             ----             ----            ----             ----
$     135,626    $      38,721    $     191,104    $      85,961    $     311,656    $     124,603   $      70,671    $      49,003
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------


       52,870           18,973           39,676           18,997           32,020           12,316           6,523            4,741
        6,609            2,372            4,960            2,375            4,002            1,540             815              593
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------
       76,147           17,376          146,468           64,589          275,634          110,747          63,333           43,669
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------




   97,379,615       29,878,196          597,942          252,634          230,086          172,237         124,435           57,305
   96,392,640       29,148,808          554,689          208,954          196,558          146,160         133,821           60,868
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

      986,975          729,388           43,253           43,680           33,528           26,077          (9,386)          (3,563)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------


       27,096           86,164          301,675           99,327          477,523           65,515         (56,685)          28,905
      569,995           27,096          357,321          301,675        1,617,013          477,523         (54,992)         (56,685)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

      542,899          (59,068)          55,646          202,348        1,139,490          412,008           1,693          (85,590)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------


    1,606,021          687,696          245,367          310,617        1,448,652          548,832          55,640          (45,484)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------





    2,381,601        1,639,480        1,765,268        1,065,449        1,742,272          878,682         222,352          291,102
  108,487,595       36,723,998          639,875        1,874,478        1,801,905          667,426          83,218          195,962
     (735,493)        (333,118)        (730,264)        (342,648)        (542,829)        (248,686)        (88,109)         (50,099)
 (108,443,070)     (32,413,993)        (275,030)        (151,989)        (226,852)         (49,786)        (97,564)         (48,116)
       (1,247)               -           (1,151)               -           (1,337)               -               -                -
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------


    1,689,386        5,616,367        1,398,698        2,445,290        2,773,159        1,247,636         119,897          388,849
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

    3,295,407        6,304,063        1,644,065        2,755,907        4,221,811        1,796,468         175,537          343,365





    7,311,554        1,007,491        3,931,251        1,175,344        2,617,318          820,850         720,027          376,662
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

$  10,606,961    $   7,311,554    $   5,575,316    $   3,931,251    $   6,839,129    $   2,617,318   $     895,564    $     720,027
=============    =============    =============    =============    =============    =============   =============    =============

7. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                   ASSET MANAGER PORTFOLIO              EQUITY INDEX PORTFOLIO
                                                                -----------------------------       ------------------------------
                                                                    1999               1998             1999               1998
                                                                    ----               ----             ----               ----
INVESTMENT INCOME:
Dividends ..................................................    $    56,544        $    44,447      $         -        $         -
                                                                -----------        -----------      -----------        -----------

EXPENSES:
Insurance charges ..........................................          7,891              3,774              152                  -
Administrative charges .....................................            987                471               19                  -
                                                                -----------        -----------      -----------        -----------
    Net investment income (loss) ...........................         47,666             40,202             (171)                 -
                                                                -----------        -----------      -----------        -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................        233,338             84,980            6,103                  -
  Cost of investments sold .................................        228,232             81,260            5,967                  -
                                                                -----------        -----------      -----------        -----------

    Net realized gain (loss) ...............................          5,106              3,720              136                  -
                                                                -----------        -----------      -----------        -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................         40,857             14,373                -                  -
  Unrealized gain (loss) end of year .......................         95,394             40,857            8,217                  -
                                                                -----------        -----------      -----------        -----------

    Net change in unrealized gain (loss) for the year ......         54,537             26,484            8,217                  -
                                                                -----------        -----------      -----------        -----------

Net increase (decrease) in net assets
    resulting from operations ..............................        107,309             70,406            8,182                  -
                                                                -----------        -----------      -----------        -----------




UNIT TRANSACTIONS:
Participant premium payments ...............................        332,908            316,953              662                  -
Participant transfers from other Travelers accounts ........        528,429            133,229          109,725                  -
Contract surrenders ........................................       (118,035)           (65,210)          (7,889)                 -
Participant transfers to other Travelers accounts ..........       (160,687)           (11,280)             (63)                 -
Other payments to participants .............................              -                  -                -                  -
                                                                -----------        -----------      -----------        -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................        582,615            373,692          102,435                  -
                                                                -----------        -----------      -----------        -----------

    Net increase (decrease) in net assets ..................        689,924            444,098          110,617                  -




NET ASSETS:
  Beginning of year ........................................        707,498            263,400                -                  -
                                                                -----------        -----------      -----------        -----------

  End of year ..............................................    $ 1,397,422        $   707,498      $   110,617        $         -
                                                                ===========        ===========      ===========        ===========


                                                                         TOTAL RETURN PORTFOLIO
                                                                     ------------------------------
                                                                         1999               1998
                                                                         ----               ----
INVESTMENT INCOME:
Dividends ..................................................         $    56,611        $    38,676
                                                                     -----------        -----------

EXPENSES:
Insurance charges ..........................................               7,468              5,776
Administrative charges .....................................                 934                722
                                                                     -----------        -----------
    Net investment income (loss) ...........................              48,209             32,178
                                                                     -----------        -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................             105,351            173,048
  Cost of investments sold .................................             102,692            163,752
                                                                     -----------        -----------

    Net realized gain (loss) ...............................               2,659              9,296
                                                                     -----------        -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................              (8,555)             6,485
  Unrealized gain (loss) end of year .......................             128,984             (8,555)
                                                                     -----------        -----------

    Net change in unrealized gain (loss) for the year ......             137,539            (15,040)
                                                                     -----------        -----------

Net increase (decrease) in net assets
    resulting from operations ..............................             188,407             26,434
                                                                     -----------        -----------




UNIT TRANSACTIONS:
Participant premium payments ...............................             302,453            247,970
Participant transfers from other Travelers accounts ........             174,995            234,893
Contract surrenders ........................................             (60,556)           (60,314)
Participant transfers to other Travelers accounts ..........             (60,689)          (121,404)
Other payments to participants .............................                   -                  -
                                                                     -----------        -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................             356,203            301,145
                                                                     -----------        -----------

    Net increase (decrease) in net assets ..................             544,610            327,579




NET ASSETS:
  Beginning of year ........................................             802,485            474,906
                                                                     -----------        -----------

  End of year ..............................................         $ 1,347,095        $   802,485
                                                                     ===========        ===========

                                                                    TEMPLETON ASSET ALLOCATION           TEMPLETON BOND FUND
    MANAGED ASSETS TRUST             MONEY MARKET PORTFOLIO               FUND (CLASS 1)                     (CLASS 1)
-----------------------------    ------------------------------   ------------------------------    -------------------------------
    1999            1998             1999             1998            1999             1998             1999             1998
    ----            ----             ----             ----            ----             ----             ----             ----
$      47,603   $      16,040    $     208,307    $     115,285   $     133,806    $      30,464    $       7,557    $      12,130
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------


        5,197           1,786           33,484           18,666           8,069            5,100            1,492            1,546
          650             223            4,185            2,333           1,009              638              186              193
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------
       41,756          14,031          170,638           94,286         124,728           24,726            5,879           10,391
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------




       28,700          43,382      199,337,049       40,088,922         137,071          138,697          113,737           73,913
       27,391          37,679      199,337,049       40,088,922         139,841          136,460          119,157           75,268
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------

        1,309           5,703                -                -          (2,770)           2,237           (5,420)          (1,355)
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------


       31,459           4,755                -                -           4,636            1,084            3,417            1,000
       76,872          31,459                -                -          93,355            4,636           (9,264)           3,417
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------

       45,413          26,704                -                -          88,719            3,552          (12,681)           2,417
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------


       88,478          46,438          170,638           94,286         210,677           30,515          (12,222)          11,453
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------





      216,077         148,771       18,371,838       13,513,324         298,633          318,867          142,532           26,582
      243,370         212,553      218,183,818       37,931,466         153,923          261,063           24,612          121,110
      (63,543)        (21,950)        (764,210)        (555,249)       (114,783)         (80,180)         (13,578)          (9,468)
      (14,357)         (9,263)    (230,114,295)     (50,565,449)        (84,066)         (76,895)        (111,452)         (66,157)
            -               -                -                -               -                -                -                -
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------


      381,547         330,111        5,677,151          324,092         253,707          422,855           42,114           72,067
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------

      470,025         376,549        5,847,789          418,378         464,384          453,370           29,892           83,520





      466,548          89,999        1,818,755        1,400,377         782,791          329,421          197,289          113,769
-------------   -------------    -------------    -------------   -------------    -------------    -------------    -------------

$     936,573   $     466,548    $   7,666,544    $   1,818,755   $   1,247,175    $     782,791    $     227,181    $     197,289
=============   =============    =============    =============   =============    =============    =============    =============

7. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                    TEMPLETON STOCK                 U.S. GOVERNMENT SECURITIES
                                                                     FUND (CLASS 1)                           PORTFOLIO
                                                            --------------------------------      --------------------------------
                                                                 1999               1998               1999               1998
                                                                 ----               ----               ----               ----
INVESTMENT INCOME:
Dividends ...............................................   $     231,144      $     166,239      $          55      $      46,257
                                                            -------------      -------------      -------------      -------------

EXPENSES:
Insurance charges .......................................          24,636             16,676              5,037              2,991
Administrative charges ..................................           3,079              2,084                629                374
                                                            -------------      -------------      -------------      -------------
    Net investment income (loss) ........................         203,429            147,479             (5,611)            42,892
                                                            -------------      -------------      -------------      -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ........................      97,089,877         25,950,404             49,199             13,179
  Cost of investments sold ..............................      96,139,573         26,094,788             51,439             12,003
                                                            -------------      -------------      -------------      -------------

    Net realized gain (loss) ............................         950,304           (144,384)            (2,240)             1,176
                                                            -------------      -------------      -------------      -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..............         109,315             (7,984)            (9,189)               738
  Unrealized gain (loss) end of year ....................         168,925            109,315            (32,969)            (9,189)
                                                            -------------      -------------      -------------      -------------

    Net change in unrealized gain (loss) for the year ...          59,610            117,299            (23,780)            (9,927)
                                                            -------------      -------------      -------------      -------------

Net increase (decrease) in net assets
    resulting from operations ...........................       1,213,343            120,394            (31,631)            34,141
                                                            -------------      -------------      -------------      -------------




UNIT TRANSACTIONS:
Participant premium payments ............................         586,856            895,395            134,083             50,942
Participant transfers from other Travelers accounts .....     100,975,933         26,650,363            246,413            456,331
Contract surrenders .....................................        (241,745)          (212,082)           (30,946)           (14,039)
Participant transfers to other Travelers accounts .......    (101,379,349)       (26,276,598)           (30,641)            (2,990)
Other payments to participants ..........................               -                  -                  -                  -
                                                            -------------      -------------      -------------      -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ....................         (58,305)         1,057,078            318,909            490,244
                                                            -------------      -------------      -------------      -------------

    Net increase (decrease) in net assets ...............       1,155,038          1,177,472            287,278            524,385




NET ASSETS:
  Beginning of year .....................................       2,284,793          1,107,321            572,389             48,004
                                                            -------------      -------------      -------------      -------------

  End of year ...........................................   $   3,439,831      $   2,284,793      $     859,667      $     572,389
                                                            =============      =============      =============      =============



                                                                      UTILITIES PORTFOLIO
                                                               --------------------------------
                                                                    1999               1998
                                                                    ----               ----
INVESTMENT INCOME:
Dividends ...............................................      $      11,441      $       3,805
                                                               -------------      -------------

EXPENSES:
Insurance charges .......................................              1,319                604
Administrative charges ..................................                165                 75
                                                               -------------      -------------
    Net investment income (loss) ........................              9,957              3,126
                                                               -------------      -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ........................             27,466             15,147
  Cost of investments sold ..............................             25,417             11,670
                                                               -------------      -------------

    Net realized gain (loss) ............................              2,049              3,477
                                                               -------------      -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..............             12,007              6,150
  Unrealized gain (loss) end of year ....................               (665)            12,007
                                                               -------------      -------------

    Net change in unrealized gain (loss) for the year ...            (12,672)             5,857
                                                               -------------      -------------

Net increase (decrease) in net assets
    resulting from operations ...........................               (666)            12,460
                                                               -------------      -------------




UNIT TRANSACTIONS:
Participant premium payments ............................             84,903             18,753
Participant transfers from other Travelers accounts .....             92,153             30,394
Contract surrenders .....................................            (16,064)           (15,675)
Participant transfers to other Travelers accounts .......            (22,055)              (162)
Other payments to participants ..........................                  -                  -
                                                               -------------      -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ....................            138,937             33,310
                                                               -------------      -------------

    Net increase (decrease) in net assets ...............            138,271             45,770




NET ASSETS:
  Beginning of year .....................................            100,721             54,951
                                                               -------------      -------------

  End of year ...........................................      $     238,992      $     100,721
                                                               =============      =============

    ZERO COUPON BOND FUND            ZERO COUPON BOND FUND             ZERO COUPON BOND FUND            AIM CAPITAL APPRECIATION
    PORTFOLIO SERIES 1998            PORTFOLIO SERIES 2000            PORTFOLIO SERIES 2005                    PORTFOLIO
-----------------------------    ------------------------------    ------------------------------    -------------------------------
    1999            1998             1999             1998             1999             1998             1999             1998
    ----            ----             ----             ----             ----             ----             ----             ----
$           -   $           6     $          -    $       1,849    $           -    $       3,678    $           -    $       2,031
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------


            -               7              354              122              935              331           26,824           14,139
            -               1               44               16              117               41            3,353            1,767
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
            -              (2)            (398)           1,711           (1,052)           3,306          (30,177)         (13,875)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------




            -           2,999            2,043           17,524            8,085            5,292      115,254,018       50,364,424
            -           3,068            2,102           16,901            8,288            4,973      114,018,484       50,138,696
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------

            -             (69)             (59)             623             (203)             319        1,235,534          225,728
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------


            -            (113)          (1,767)            (184)             612             (192)         149,668           14,449
            -               -             (175)          (1,767)          (4,868)             612          612,428          149,668
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------

            -             113            1,592           (1,583)          (5,480)             804          462,760          135,219
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------


            -              42            1,135              751           (6,735)           4,429        1,668,117          347,072
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------





            -             327            5,680            3,385           30,951           28,748        2,273,185          604,531
            -              56           19,836           38,105           73,021           35,774      133,209,337       62,271,932
            -            (543)          (1,879)          (2,567)          (9,508)          (6,320)        (238,987)        (176,136)
            -          (2,484)              (5)         (14,973)            (184)            (109)    (134,410,175)     (61,632,098)
            -               -                -                -                -                -                -                -
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------


            -          (2,644)          23,632           23,950           94,280           58,093          833,360        1,068,229
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------

            -          (2,602)          24,767           24,701           87,545           62,522        2,501,477        1,415,301





            -           2,602           33,959            9,258           78,142           15,620        2,052,888          637,587
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------

$           -   $           -    $      58,726    $      33,959    $     165,687    $      78,142    $   4,554,365    $   2,052,888
=============   =============    =============    =============    =============    =============    =============    =============

7. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                 ALLIANCE GROWTH PORTFOLIO           MFS TOTAL RETURN PORTFOLIO
                                                               ------------------------------      ------------------------------
                                                                  1999              1998              1999              1998
                                                                  ----              ----              ----              ----
INVESTMENT INCOME:
Dividends ................................................     $    295,413      $    157,237      $    137,794      $     41,658
                                                               ------------      ------------      ------------      ------------

EXPENSES:
Insurance charges ........................................           44,147            18,971            15,507             7,456
Administrative charges ...................................            5,518             2,371             1,938               932
                                                               ------------      ------------      ------------      ------------
    Net investment income (loss) .........................          245,748           135,895           120,349            33,270
                                                               ------------      ------------      ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................       12,091,294           281,429           122,107            99,593
  Cost of investments sold ...............................       11,267,691           211,143           120,650            86,784
                                                               ------------      ------------      ------------      ------------

    Net realized gain (loss) .............................          823,603            70,286             1,457            12,809
                                                               ------------      ------------      ------------      ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...............          593,215           127,693            63,893            19,330
  Unrealized gain (loss) end of year .....................        1,269,546           593,215           (41,199)           63,893
                                                               ------------      ------------      ------------      ------------

    Net change in unrealized gain (loss) for the year ....          676,331           465,522          (105,092)           44,563
                                                               ------------      ------------      ------------      ------------

Net increase (decrease) in net assets
    resulting from operations ............................        1,745,682           671,703            16,714            90,642
                                                               ------------      ------------      ------------      ------------




UNIT TRANSACTIONS:
Participant premium payments .............................        1,910,552         1,009,403           676,530           507,102
Participant transfers from other Travelers accounts ......       19,153,955         1,692,140           546,504           550,889
Contract surrenders ......................................         (517,827)         (217,311)         (127,200)          (73,465)
Participant transfers to other Travelers accounts ........      (14,701,709)         (245,697)          (97,877)          (52,303)
Other payments to participants ...........................           (1,346)                -                 -                 -
                                                               ------------      ------------      ------------      ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................        5,843,625         2,238,535           997,957           932,223
                                                               ------------      ------------      ------------      ------------

    Net increase (decrease) in net assets ................        7,589,307         2,910,238         1,014,671         1,022,865




NET ASSETS:
  Beginning of year ......................................        4,001,168         1,090,930         1,505,540           482,675
                                                               ------------      ------------      ------------      ------------

  End of year ............................................     $ 11,590,475      $  4,001,168      $  2,520,211      $  1,505,540
                                                               ============      ============      ============      ============


                                                                   PUTNAM DIVERSIFIED INCOME
                                                                           PORTFOLIO
                                                                ------------------------------
                                                                   1999              1998
                                                                   ----              ----
INVESTMENT INCOME:
Dividends ................................................      $          -      $          -
                                                                ------------      ------------

EXPENSES:
Insurance charges ........................................               206                 -
Administrative charges ...................................                26                 -
                                                                ------------      ------------
    Net investment income (loss) .........................              (232)                -
                                                                ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................             1,022                 -
  Cost of investments sold ...............................             1,011                 -
                                                                ------------      ------------

    Net realized gain (loss) .............................                11                 -
                                                                ------------      ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...............                 -                 -
  Unrealized gain (loss) end of year .....................             3,475                 -
                                                                ------------      ------------

    Net change in unrealized gain (loss) for the year ....             3,475                 -
                                                                ------------      ------------

Net increase (decrease) in net assets
    resulting from operations ............................             3,254                 -
                                                                ------------      ------------




UNIT TRANSACTIONS:
Participant premium payments .............................                35                 -
Participant transfers from other Travelers accounts ......           457,889                 -
Contract surrenders ......................................            (1,167)                -
Participant transfers to other Travelers accounts ........               (12)                -
Other payments to participants ...........................                 -                 -
                                                                ------------      ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................           456,745                 -
                                                                ------------      ------------

    Net increase (decrease) in net assets ................           459,999                 -




NET ASSETS:
  Beginning of year ......................................                 -                 -
                                                                ------------      ------------

  End of year ............................................      $    459,999      $          -
                                                                ============      ============

   SMITH BARNEY HIGH INCOME             SMITH BARNEY LARGE CAP VALUE
          PORTFOLIO                             PORTFOLIO                              COMBINED
--------------------------------      --------------------------------      --------------------------------
     1999               1998               1999               1998               1999               1998
     ----               ----               ----               ----               ----               ----
$      33,483      $      35,061      $      42,611      $      21,312      $   2,182,985      $   1,109,332
-------------      -------------      -------------      -------------      -------------      -------------


        3,867              3,277              9,453              4,653            397,527            181,666
          483                410              1,182                581             49,690             22,708
-------------      -------------      -------------      -------------      -------------      -------------
       29,133             31,374             31,976             16,078          1,735,768            904,958
-------------      -------------      -------------      -------------      -------------      -------------




       97,738            137,335            146,365             29,031        650,438,540        156,819,235
      105,172            130,279            143,113             23,783        643,284,634        154,533,547
-------------      -------------      -------------      -------------      -------------      -------------

       (7,434)             7,056              3,252              5,248          7,153,906          2,285,688
-------------      -------------      -------------      -------------      -------------      -------------


      (31,663)            14,581             31,949             18,135          2,071,549            606,203
      (44,948)           (31,663)           (27,608)            31,949          5,963,927          2,071,549
-------------      -------------      -------------      -------------      -------------      -------------

      (13,285)           (46,244)           (59,557)            13,814          3,892,378          1,465,346
-------------      -------------      -------------      -------------      -------------      -------------


        8,414             (7,814)           (24,329)            35,140         12,782,052          4,655,992
-------------      -------------      -------------      -------------      -------------      -------------





      118,579            196,364            567,119            354,087         35,436,722         23,714,477
       62,015            201,227            322,548            416,926        735,676,151        180,481,902
      (46,331)           (21,906)           (99,055)           (57,784)        (5,462,769)        (2,923,386)
      (67,121)          (102,054)          (110,290)           (17,028)      (735,489,577)      (180,744,823)
            -                  -                  -                  -             (5,081)                 -
-------------      -------------      -------------      -------------      -------------      -------------


       67,142            273,631            680,322            696,201         30,155,446         20,528,170
-------------      -------------      -------------      -------------      -------------      -------------

       75,556            265,817            655,993            731,341         42,937,498         25,184,162





      480,156            214,339          1,025,773            294,432         36,391,399         11,207,237
-------------      -------------      -------------      -------------      -------------      -------------

$     555,712      $     480,156      $   1,681,766      $   1,025,773      $  79,328,897      $  36,391,399
=============      =============      =============      =============      =============      =============

8.  SCHEDULE OF UNITS FOR FUND UL II
    FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                            EAFE EQUITY INDEX FUND          SMALL CAP INDEX FUND         CAPITAL APPRECIATION FUND
                                         ----------------------------    ---------------------------    ----------------------------
                                             1999            1998            1999           1998            1999           1998
                                             ----            ----            ----           ----            ----           ----
Units beginning of year ...............             -               -               -              -       1,136,698        444,866
Units purchased and transferred from
  other Travelers accounts ............       307,507               -         132,394              -      29,498,495      3,060,194
Units redeemed and transferred to
  other Travelers accounts ............       (10,044)              -          (2,336)             -     (28,216,004)    (2,368,362)
                                         ------------    ------------    ------------   ------------    ------------   ------------
Units end of year .....................       297,463               -         130,058              -       2,419,189      1,136,698
                                         ============    ============    ============   ============    ============   ============


                                           DREYFUS STOCK INDEX FUND        EQUITY-INCOME PORTFOLIO           GROWTH PORTFOLIO
                                         ----------------------------    ---------------------------    ----------------------------
                                             1999            1998            1999           1998            1999           1998
                                             ----            ----            ----           ----            ----           ----
Units beginning of year ...............     2,631,052         460,680       1,806,947        597,615       1,037,155        449,618
Units purchased and transferred from
  other Travelers accounts ............    37,195,085      14,840,446       1,064,816      1,446,746       1,222,924        729,395
Units redeemed and transferred to
  other Travelers accounts ............   (36,632,845)    (12,670,074)       (439,953)      (237,414)       (270,452)      (141,858)
                                         ------------    ------------    ------------   ------------    ------------   ------------
Units end of year .....................     3,193,292       2,631,052       2,431,810      1,806,947       1,989,627      1,037,155
                                         ============    ============    ============   ============    ============   ============


                                             HIGH INCOME PORTFOLIO         ASSET MANAGER PORTFOLIO         EQUITY INDEX PORTFOLIO
                                         ----------------------------    ---------------------------    ----------------------------
                                             1999            1998            1999           1998            1999           1998
                                             ----            ----            ----           ----            ----           ----
Units beginning of year ...............       504,806         250,378         428,153        181,740               -              -
Units purchased and transferred from
  other Travelers accounts ............       203,325         323,773         502,768        296,426         107,719              -
Units redeemed and transferred to
  other Travelers accounts ............      (122,360)        (69,345)       (162,816)       (50,013)         (7,710)             -
                                         ------------    ------------    ------------   ------------    ------------   ------------
Units end of year .....................       585,771         504,806         768,105        428,153         100,009              -
                                         ============    ============    ============   ============    ============   ============


                                            TOTAL RETURN PORTFOLIO          MANAGED ASSETS TRUST           MONEY MARKET PORTFOLIO
                                         ----------------------------    ---------------------------    ----------------------------
                                             1999            1998            1999           1998            1999           1998
                                             ----            ----            ----           ----            ----           ----
Units beginning of year ...............       518,132         318,844         145,138         33,700       1,134,441        909,353
Units purchased and transferred from
  other Travelers accounts ............       274,684         319,279         135,257        122,196     144,320,269     32,514,069
Units redeemed and transferred to
  other Travelers accounts ............       (73,629)       (119,991)        (23,011)       (10,758)   (140,858,219)   (32,288,981)
                                         ------------    ------------    ------------   ------------    ------------   ------------
Units end of year .....................       719,187         518,132         257,384        145,138       4,596,491      1,134,441
                                         ============    ============    ============   ============    ============   ============

8.  SCHEDULE OF UNITS FOR FUND UL II
    FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                          TEMPLETON ASSET ALLOCATION        TEMPLETON BOND FUND          TEMPLETON STOCK FUND
                                                 FUND (CLASS 1)                  (CLASS 1)                   (CLASS 1)
                                          --------------------------    --------------------------    --------------------------
                                              1999           1998           1999           1998           1999           1998
                                              ----           ----           ----           ----           ----           ----
Units beginning of year ...............       477,886        212,085        156,953         96,130      1,418,179        689,681
Units purchased and transferred from
  other Travelers accounts ............       259,755        363,199        141,448        123,125     57,222,214     17,899,636
Units redeemed and transferred to
  other Travelers accounts ............      (112,338)       (97,398)      (104,665)       (62,302)   (56,971,605)   (17,171,138)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Units end of year .....................       625,303        477,886        193,736        156,953      1,668,788      1,418,179
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                          U.S. GOVERNMENT SECURITIES                                    ZERO COUPON BOND FUND
                                                  PORTFOLIO                 UTILITIES PORTFOLIO         PORTFOLIO SERIES 1998
                                          --------------------------    --------------------------    --------------------------
                                              1999           1998           1999           1998           1999           1998
                                              ----           ----           ----           ----           ----           ----
Units beginning of year ...............       406,054         37,194         51,014         32,611              -          2,347
Units purchased and transferred from
  other Travelers accounts ............       281,407        381,386         90,088         27,452              -            339
Units redeemed and transferred to
  other Travelers accounts ............       (45,491)       (12,526)       (18,859)        (9,049)             -         (2,686)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Units end of year .....................       641,970        406,054        122,243         51,014              -              -
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                            ZERO COUPON BOND FUND         ZERO COUPON BOND FUND       AIM CAPITAL APPRECIATION
                                            PORTFOLIO SERIES 2000         PORTFOLIO SERIES 2005                PORTFOLIO
                                          --------------------------    --------------------------    --------------------------
                                              1999           1998           1999           1998           1999           1998
                                              ----           ----           ----           ----           ----           ----
Units beginning of year ...............        28,611          8,316         60,699         13,500      1,499,046        541,898
Units purchased and transferred from
  other Travelers accounts ............        21,285         35,127         84,479         52,454     90,645,661     51,302,755
Units redeemed and transferred to
  other Travelers accounts ............        (1,573)       (14,832)        (7,873)        (5,255)   (89,797,461)   (50,345,607)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Units end of year .....................        48,323         28,611        137,305         60,699      2,347,246      1,499,046
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                                                                                      PUTNAM DIVERSIFIED INCOME
                                           ALLIANCE GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO            PORTFOLIO
                                          --------------------------    --------------------------    --------------------------
                                              1999           1998           1999           1998           1999           1998
                                              ----           ----           ----           ----           ----           ----
Units beginning of year ...............     1,831,608        638,546        919,153        326,125              -              -
Units purchased and transferred from
  other Travelers accounts ............     8,471,909      1,437,723        729,801        673,650        456,279              -
Units redeemed and transferred to
  other Travelers accounts ............    (6,255,588)      (244,661)      (136,253)       (80,622)        (1,167)             -
                                          -----------    -----------    -----------    -----------    -----------    -----------
Units end of year .....................     4,047,929      1,831,608      1,512,701        919,153        455,112              -
                                          ===========    ===========    ===========    ===========    ===========    ===========

8.  SCHEDULE OF UNITS FOR FUND UL II
    FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                         SMITH BARNEY HIGH INCOME      SMITH BARNEY LARGE CAP VALUE
                                                 PORTFOLIO                       PORTFOLIO                       COMBINED
                                       ----------------------------    ----------------------------    -----------------------------
                                           1999            1998            1999            1998            1999            1998
                                           ----            ----            ----            ----            ----            ----
Units beginning of year ............        383,898         170,588         592,895         185,237      17,168,518       6,601,052
Units purchased and transferred from
  other Travelers accounts .........        143,450         309,772         506,895         452,369     374,019,914     126,711,511
Units redeemed and transferred to
  other Travelers accounts .........        (90,367)        (96,462)       (119,573)        (44,711)   (360,482,192)   (116,144,045)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................        436,981         383,898         980,217         592,895      30,706,240      17,168,518
                                       ============    ============    ============    ============    ============    ============

                          INDEPENDENT AUDITORS' REPORT



To the Owners of Variable Life Insurance Contracts of
The Travelers Fund UL II for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                       /s/ KPMG LLP



Hartford, Connecticut
February 18, 2000

                              Independent Auditors
                                    KPMG LLP
                             Hartford, Connecticut



This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL II for Variable Life Insurance or Fund UL II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund UL II for Variable Life Insurance product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.




FNDULII (Annual) (12-99) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





/s/ KPMG LLP
---------------------
Hartford, Connecticut
January 18, 2000

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)



FOR THE YEARS ENDED DECEMBER 31,                                              1999                1998                1997
                                                                              ----                ----                ----
REVENUES
Premiums                                                                     $25,270            $23,677             $35,190
Net investment income                                                        177,179            171,003             168,653
Realized investment gains (losses)                                            (4,973)            18,493              44,871
Fee income                                                                    54,749             17,718               5,004
Other revenues                                                                13,045             11,168               3,159
----------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                          265,270            242,059             256,877
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                         78,072             81,371              95,639
Interest credited to contractholders                                          56,216             51,535              35,165
Amortization of deferred acquisition costs                                    38,902             15,956               4,944
Operating expenses                                                            11,326              5,012              11,554
----------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                             184,516            153,874             147,302
----------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes                                            80,754             88,185             109,575
----------------------------------------------------------------------------------------------------------------------------

Federal income taxes:
     Current                                                                  21,738             18,917              33,859
     Deferred expense                                                          6,410             11,783               4,344
----------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                               28,148             30,700              38,203
============================================================================================================================

Net income                                                                   $52,606            $57,485             $71,372
============================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)

DECEMBER 31,                                                                                    1999             1998
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $1,764,329; $1,707,347)             $1,713,948       $1,838,681
Equity securities, at fair value (cost, $34,373; $25,826)                                         33,169           26,685
Mortgage loans                                                                                   155,719          174,565
Short-term securities                                                                             81,119          126,176
Other invested assets                                                                            190,622          136,122
--------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                         2,174,577        2,302,229
--------------------------------------------------------------------------------------------------------------------------

Separate accounts                                                                              4,795,165        2,178,474
Deferred acquisition costs                                                                       350,088          177,808
Deferred federal income taxes                                                                     74,478           12,395
Premium balances receivable                                                                       22,420           16,074
Other assets                                                                                      84,605           57,524
--------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                             $7,501,333       $4,744,504
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits                                                                          $950,959         $963,171
Contractholder funds                                                                           1,174,636          947,411
Separate accounts                                                                              4,795,165        2,178,474
Other liabilities                                                                                114,408          114,690
--------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                         7,035,168        4,203,746
--------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                   3,000            3,000
Additional paid-in capital                                                                       167,316          167,314
Retained earnings                                                                                335,161          282,555
Accumulated other changes in equity from non-owner sources                                       (39,312)          87,889
--------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                  466,165          540,758
--------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                               $7,501,333       $4,744,504
==========================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ in thousands)


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN RETAINED EARNINGS                         1999             1998              1997
-----------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $282,555        $225,070          $167,698
Net income                                                         52,606          57,485            71,372
Dividends to parent                                                     -               -            14,000
===========================================================================================================
Balance, end of year                                             $335,161        $282,555          $225,070
===========================================================================================================


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $87,889         $70,277           $33,856
Unrealized gains (losses), net of tax                            (127,201)         17,612            36,421
===========================================================================================================
Balance, end of year                                             $(39,312)        $87,889           $70,277
===========================================================================================================


-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $52,606         $57,485           $71,372
Other changes in equity from
     non-owner sources                                           (127,201)         17,612            36,421
-----------------------------------------------------------------------------------------------------------
Total changes in equity from
     non-owner sources                                           $(74,595)        $75,097          $107,793
===========================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                                      1999            1998            1997
----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $24,804          $22,300         $34,553
     Net investment income received                                                 150,107          146,158         170,460
     Benefits and claims paid                                                       (94,503)         (90,872)        (90,820)
     Interest credited to contractholders                                           (50,219)         (51,535)        (35,165)
     Operating expenses paid                                                       (235,166)        (122,327)        (64,698)
     Income taxes paid                                                              (29,369)         (25,214)        (22,440)
     Other, including fee income                                                     46,028          (46,099)        (16,128)
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities                       (188,318)         (75,391)          8,018
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                           213,402          113,456          81,899
         Mortgage loans                                                              28,002           25,462           8,972
     Proceeds from sales of investments
         Fixed maturities                                                           774,096        1,095,976         856,846
         Equity securities                                                            5,146            6,020          12,404
         Mortgage loans                                                                   -                -           5,483
         Real estate held for sale                                                        -                -           4,493
     Purchases of investments
         Fixed maturities                                                        (1,025,110)      (1,320,704)     (1,020,803)
         Equity securities                                                          (12,524)         (13,653)         (6,382)
         Mortgage loans                                                              (8,520)         (39,158)        (41,967)
     Policy loans, net                                                               (5,316)          (2,010)         (1,144)
     Short-term securities (purchases) sales, net                                    45,057           43,054         (88,067)
     Other investments (purchases) sales, net                                       (44,621)           1,110         (51,502)
     Securities transactions in course of settlement, net                           (7,033)           36,459          10,526
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                      (37,421)         (53,988)       (229,242)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                   308,953          211,476         325,932
     Contractholder fund withdrawals                                                (83,817)         (83,036)        (89,145)
     Dividends to parent company                                                          -                -         (14,000)
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                  225,136          128,440         222,787
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        (603)            (939)          1,563
============================================================================================================================
Cash at December 31,                                                                    $21             $624          $1,563
============================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.


     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the results of operations from the adoption of the collateral provisions of FAS 125.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

     During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

     ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE - RELATED ASSESSMENTS

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, options, forward contracts and interest rate swaps, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Forward contracts, and interest rate options were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 4.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     POLICY LOANS

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DEFERRED ACQUISITION COSTS

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20-year amortization period is used for life insurance, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.3% to 10.0%.

     OTHER LIABILITIES

     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on its statutory capital and surplus.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

     FEE INCOME

     Fee income includes mortality and equity protection charges and fees earned on Universal Life and Deferred Annuity businesses.

     OTHER REVENUES

     Other revenues include surrender, mortality and administrative charges, and fees earned on investment and other insurance contracts.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     including certain derivative instruments embedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. FAS 133 was to be effective for all fiscal quarters of fiscal years beginning after June 15, 1999. However, in June 1999 the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities that have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt the deferral provisions of FAS 137 and has not yet determined the impact that FAS 133 will have on its financial statements.

2.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Total in-force business ceded under reinsurance contracts is $12.8 billion and $8.8 billion at December 31, 1999 and 1998, including $63 million and $70 million, respectively to TIC. Total life insurance premiums ceded were $6.5 million, $4.2 million and $2.4 million in 1999, 1998 and 1997, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

3.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income (loss) was $(23.4) million, $(3.2) million and $80.3 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Statutory capital and surplus was $294 million and $328 million at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $29.4 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity From Non-Owner Sources were as follows:

--------------------------------------------------------------------------------------------------------------------

                                                             NET                                ACCUMULATED
                                                             UNREALIZED        FOREIGN          OTHER CHANGES
                                                             GAINS ON          CURRENCY         IN EQUITY FROM
                                                             INVESTMENT        TRANSLATION      NON-OWNER
($ in thousands)                                             SECURITIES        ADJUSTMENT       SOURCES
--------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                       $33,856               $ --        $33,856
Unrealized gains on investment securities,
   net of tax of $35,316                                        65,587                 --         65,587
Less: reclassification adjustment for gains
   included in net income, net of tax of $(15,705)             (29,166)                --        (29,166)
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                           36,421                 --         36,421
--------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1997                                      70,277                 --         70,277
Unrealized gain on investment securities,
   net of tax of $15,957                                        29,632                 --         29,632
Less: reclassification adjustment for gains
  included in net income, net of tax of $(6,473)               (12,020)                --        (12,020)
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                           17,612                 --         17,612
--------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1998                                      87,889                 --         87,889
Unrealized gains on investment securities,
   net of tax of $(70,234)                                    (130,433)                --       (130,433)
Less: reclassification adjustment for losses
   included in net income, net of tax of $1,741                  3,232                 --          3,232
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                         (127,201)                --       (127,201)
====================================================================================================================
BALANCE, DECEMBER 31, 1999                                   $ (39,312)              $ --      $ (39,312)
====================================================================================================================

4.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     associated with these instruments can be less than these amounts. For interest rate swaps, options, and forward contracts, credit risk is limited to the amounts that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $48.7 million and $41.5 million, respectively. The deferred gains and/or losses on these contracts were not significant at December 31, 1999 and 1998. At December 31, 1999 and
     1998, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     As of December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $231.1 million and $165.3 million, respectively. The fair value of these financial instruments was $9.5 million (loss position) at December 31, 1999, and was $3.4 million (gain position) and $.7 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $43.7 million and a fair value of $4.7 million (loss position).

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity option contracts with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     The off-balance sheet risks of interest rate options and forward contracts were not significant at December 31, 1999 and 1998.

     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 1999, investments in fixed maturities had a carrying value and a fair value of $1.8 billion and $1.7 billion, respectively, compared with a carrying value and a fair value of $1.7 billion and $1.8 billion, respectively, at December 31, 1998. See Notes 1 and 10.

     At December 31, 1999, mortgage loans had a carrying value of $155.7 million and a fair value of $156.0 million and in 1998 had a carrying value of $174.6 million and a fair value of $185.7 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities and policy loans totaling $91.3 million and $131.1 million in 1999 and 1998, respectively, approximated their fair values and are included in other invested assets.

     The carrying values of $57.6 million and $36.5 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $100.2 million and $98.4 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $878.9 million and a fair value of $780.5 million, compared with a carrying value of $725.6 million and a fair value of $698.1 million at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $481.8 million and a fair value of $409.2 million at December 31, 1999, compared with a carrying value of $483.0 million and a fair value of $442.5 million at December 31, 1998. These contracts generally are valued at surrender value.

5.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 4.

     Litigation

     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

6.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

7.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $31.4 million and $93.1 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the balance sheet.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty Corp. (TAP). Premiums and deposits were $8.9 million and $70.6 million for 1998 and 1997, respectively. The reduction in premiums and deposits from 1997 to 1998 was a result of a decision during 1998 to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $766.4 million and $808.7 million at December 31, 1999 and 1998, respectively.

     The Company began distributing variable annuity products through its affiliate, the Financial Consultants of Salomon Smith Barney (SSB) in 1995. Premiums and deposits related to these products were $1.1 billion, $932.1 million and $615.6 million in 1999, 1998 and 1997, respectively. In 1996, the Company began marketing various life products through SSB as well. New premiums related to such products were $40.8 million, $44.5 million and $24.4 million in 1999, 1998 and 1997, respectively.

     During 1998, the Company began distributing deferred annuity products through its affiliates Primerica Financial Services (Primerica), Citibank, N.A. (Citibank) and The Copeland Companies (Copeland). Deposits received from Primerica were $763 million and $216 million. Deposits from Citibank and Copeland were immaterial for 1999 and 1998.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

     Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 1999, 1998 and 1997.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     At December 31, 1999 and 1998, the Company had investments in Tribeca Investments, L.L.C., an affiliate of the Company, in the amounts of $22.3 million and $18.3 million, respectively, included in other invested assets.

     The Company has loaned $16.6 million of Corporate Bonds to SSB as of December 31, 1999.

8.   FEDERAL INCOME TAXES

     The net deferred tax assets at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ in thousands)                                                                      1999              1998
                                                                                            ----              ----
      ----------------------------------------------------------------------------------------------------------------
      Deferred Tax Assets:
           Benefit, reinsurance and other reserves                                        $161,629          $121,150
           Investments, net                                                                 14,270                --
           Other                                                                             2,394             2,810
      ----------------------------------------------------------------------------------------------------------------
               Total                                                                       178,293           123,960
      ----------------------------------------------------------------------------------------------------------------

      Deferred Tax Liabilities:
           Investments, net                                                                     --           (56,103)
           Deferred acquisition costs and value of insurance in force                     (100,537)          (51,993)
           Other                                                                            (1,208)           (1,399)
      ----------------------------------------------------------------------------------------------------------------
               Total                                                                      (101,745)         (109,495)
      ----------------------------------------------------------------------------------------------------------------

      Net Deferred Tax (Liability) Asset Before Valuation Allowance                         76,548            14,465
      Valuation Allowance for Deferred Tax Assets                                           (2,070)           (2,070)
      ----------------------------------------------------------------------------------------------------------------

      Net Deferred Tax Asset After Valuation Allowance                                     $74,478           $12,395
      ----------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $2.1 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

     In management's judgment, the $74.5 million "net deferred tax asset after valuation allowance" as of December 31, 1999, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.


9.       NET INVESTMENT INCOME

        --------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,
        ($ in thousands)                                                    1999            1998            1997
        --------------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                              $136,039        $130,825        $120,900
             Joint venture and partnership income                            22,175          22,107          32,336
             Mortgage loans                                                  16,126          15,969          14,905
             Other                                                            4,417           3,322           2,284
        --------------------------------------------------------------------------------------------------------------
                                                                            178,757         172,223         170,425
        --------------------------------------------------------------------------------------------------------------
        Investment expenses                                                   1,578           1,220           1,772
        --------------------------------------------------------------------------------------------------------------
        Net investment income                                              $177,179        $171,003        $168,653
        --------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



10.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for the periods were as follows:

        --------------------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                         1999            1998            1997
        --------------------------------------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                   $2,657         $15,620         $29,236
           Equity Securities                                                   1,193           1,819           8,385
           Other                                                               1,025             525           2,180
           Joint venture and partnerships                                      (9,848)           529           5,070
        --------------------------------------------------------------------------------------------------------------
               Total Realized Investment Gains (Losses)                       $(4,973)       $18,493         $44,871
        --------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

        --------------------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                         1999           1998            1997
        --------------------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                  $(181,715)      $24,336         $34,451
           Other                                                               (13,979)        2,760          21,581
        --------------------------------------------------------------------------------------------------------------
               Total unrealized investment gains (losses)                     (195,694)       27,096          56,032
           Related taxes                                                       (68,493)        9,484          19,611
        --------------------------------------------------------------------------------------------------------------
           Change in unrealized investment gains (losses)                     (127,201)       17,612          36,421
           Balance beginning of year                                            87,889        70,277          33,856
        --------------------------------------------------------------------------------------------------------------
               Balance End of Year                                            $(39,312)      $87,889         $70,277
        --------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



Fixed Maturities

     The amortized cost and fair values of investments in fixed maturities were as follows:

       -----------------------------------------------------------------------------------------------------------------
                                                                              GROSS            GROSS
       DECEMBER 31, 1999                                 AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
       ($ in thousands)                                                       GAINS           LOSSES           VALUE
       -----------------------------------------------------------------------------------------------------------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $211,864          $2,103       $(7,818)         $206,149
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     116,082           2,613        (3,704)          114,991
            Obligations of states and political
            subdivisions                                         29,801               7        (3,312)           26,496
            Debt securities issued by foreign
            governments                                          44,159           2,813          (198)           46,774
            All other corporate bonds                         1,358,769          10,351       (52,811)        1,316,309
            Redeemable preferred stock                            3,654              41          (466)            3,229
       -----------------------------------------------------------------------------------------------------------------
                Total Available For Sale                     $1,764,329         $17,928      $(68,309)       $1,713,948
       -----------------------------------------------------------------------------------------------------------------

       -----------------------------------------------------------------------------------------------------------------
                                                                             GROSS            GROSS
       DECEMBER 31, 1998                                 AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
       ($ in thousands)                                                       GAINS           LOSSES           VALUE
       -----------------------------------------------------------------------------------------------------------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $220,105        $ 11,571         $(193)         $231,483
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     289,376          53,782          (274)          342,884
            Obligations of states and political
            subdivisions                                         28,749             994           (17)           29,726
            Debt securities issued by foreign
            governments                                          40,786           2,966          (375)           43,377
            All other corporate bonds                         1,124,298          75,870       (13,000)        1,187,168
            Redeemable preferred stock                            4,033             119          (109)            4,043
       -----------------------------------------------------------------------------------------------------------------
                Total Available For Sale                     $1,707,347        $145,302      $(13,968)       $1,838,681
       -----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed maturities classified as available for sale were $774 million, $1.1 billion and $857 million in 1999, 1998 and 1997, respectively. Gross gains of $24.6 million, $32.6 million and $38.1 million and gross losses of $22.0 million, $17.0 million and $8.9 million in 1999, 1998 and 1997, respectively were realized on those sales.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $486.2 million and $427.0 million at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        -------------------------------------------------------------------------------------------
                                                                   AMORTIZED            FAIR
        ($ in thousands)                                             COST               VALUE
        -------------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                 $40,556            $40,092
             Due after 1 year through 5 years                        327,632            322,082
             Due after 5 years through 10 years                      451,635            441,307
             Due after 10 years                                      732,642            704,318
        -------------------------------------------------------------------------------------------
                                                                   1,552,465          1,507,799
        -------------------------------------------------------------------------------------------

             Mortgage-backed securities                              211,864            206,149
        -------------------------------------------------------------------------------------------
                 Total Maturity                                   $1,764,329         $1,713,948
        -------------------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs with a market value of $167.7 million and $181.6 million, respectively. The Company's CMO holdings were 65.9% and 62.9% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Equity Securities

     The cost and market values of investments in equity securities were as follows:

        ------------------------------------------------------------------------------------------------------------------
        EQUITY SECURITIES:                                           GROSS UNREALIZED      GROSS UNREALIZED
        ($ in thousands)                                  COST            GAINS                 LOSSES         FAIR VALUE
        ------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $4,966           $ 730               $ (256)            $5,440
             Non-redeemable preferred stocks              29,407             533               (2,211)            27,729
        ------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                 $34,373          $1,263              $(2,467)           $33,169
        ------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $5,185           $ 889                $(292)            $5,782
             Non-redeemable preferred stocks              20,641             707                 (445)            20,903
        ------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                 $25,826          $1,596                $(737)           $26,685
        ------------------------------------------------------------------------------------------------------------------

     Proceeds from sales of equity securities were $5.1 million, $6.0 million and $12.4 million in 1999, 1998 and 1997, respectively. Gross gains of $1.5 million, $2.6 million and $8.6 million were realized on those sales during 1999, 1998 and 1997, respectively.

     Gross losses were insignificant during the same periods.

     Mortgage Loans

     Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 1999 and 1998, the Company's mortgage loan portfolios consisted of the following:

              -----------------------------------------------------------------------------------
              ($ in thousands)                                        1999             1998
              -----------------------------------------------------------------------------------
              Current Mortgage Loans                                $151,814          $170,635
              Underperforming Mortgage Loans                           3,905             3,930
              -----------------------------------------------------------------------------------
                   Total                                            $155,719          $174,565
              -----------------------------------------------------------------------------------

     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

              ----------------------------------------------------------------
              ($ in thousands)
              2000                                                   $20,791
              2001                                                     1,563
              2002                                                     6,292
              2003                                                     4,896
              2004                                                     4,167
              Thereafter                                             118,010
              ================================================================
                   Total                                            $155,719
              ================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     Significant individual investment concentrations included:

        ---------------------------------------------------------------------
        ($ in thousands)                             1999           1998
        ---------------------------------------------------------------------
        Tishman Speyer Joint Venture                 $63,199       $62,400
        Bell South Corp.                              23,689        53,322
        ---------------------------------------------------------------------

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 7.

     Included in fixed maturities are below investment grade assets totaling $141.4 million and $102.4 million at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade bonds.

     The Company's industry concentrations of investments, primarily fixed maturities, were as follows:

        ---------------------------------------------------------------------
        ($ in thousands)                             1999           1998
        ---------------------------------------------------------------------
        Banking                                     $152,848      $160,713
        Transportation                               139,519       155,116
        Electric utilities                           103,897       109,027
        Finance                                      103,385        69,916
        Oil & Gas                                    102,739        45,172
        ---------------------------------------------------------------------

     The Company held investments in Foreign Banks in the amount of $125 million and $115 million at December 31, 1999 and 1998, respectively, which are included in the table above.

     Below investment grade assets included in the preceding table were not significant.

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     Investments included in the December 31, 1999 and 1998 balance sheets that were non-income producing were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Restructured Investments

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 1999 and 1998 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

11.  DEPOSIT FUNDS AND RESERVES
     At December 31, 1999, the Company had $2.1 billion of life and annuity deposit funds and reserves. Of that total, $1.4 billion were not subject to discretionary withdrawal based on contract terms. The remaining $.7 billion were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.5 billion of liabilities that are surrenderable with market value adjustments. The remaining $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.9%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

12.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN)
     OPERATING ACTIVITIES
     The following table reconciles net income to net cash provided by (used in) operating activities:

        ------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999            1998            1997
                                                                                  ----            ----            ----
        ($ in thousands)
        ------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                 $  52,606       $  57,485       $  71,372
         Adjustments to reconcile net income to cash provided by
         operating activities:
           Realized gains                                                        (4,973)        (18,493)        (44,871)
           Deferred federal income taxes                                          6,410          11,783           4,344
           Amortization of deferred policy acquisition costs                     38,902          15,956           4,944
           Additions to deferred policy acquisition costs                      (211,182)       (120,278)        (56,975)
           Investment income accrued                                            (27,072)         (3,821)            908
           Premium balances                                                        (466)         (6,786)         (3,450)
           Insurance reserves                                                   (16,431)         (8,431)          3,981
           Other                                                                (26,112)         (2,806)         27,765
        ------------------------------------------------------------------------------------------------------------------
                 Net cash provided by (used in) operations                    $(188,318)       $(75,391)         $8,018
        ------------------------------------------------------------------------------------------------------------------

13.      NON-CASH INVESTING AND FINANCING ACTIVITIES
         There were no significant non-cash investing and financing activities for 1999, 1998 and 1997.

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

Sections 33-770 et seq, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               UNDERTAKING TO REPRESENT REASONABLENESS OF CHARGES

The Company hereby represents that the aggregate charges under the Policy of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

-    The facing sheet.
-    The Prospectus.
-    The undertaking to file reports.
-    The signatures.

ATTACHMENTS:

A. Consent of Katherine M. Sullivan, General Counsel, to the filing of her opinion as an exhibit to this Registration Statement and to the reference to her opinion under the caption "Legal Proceedings and Opinion" in the Prospectus. (See Exhibit 11 below.)

B. Consent and Actuarial Opinion pertaining to the illustrations contained in the Prospectus.

C.     Consent of KPMG LLP, Independent Certified Public Accountants.

D.     Powers of Attorney. (See Exhibit 12 below.)

EXHIBITS:

1. Resolution of the Board of Directors of The Travelers Life and Annuity Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Registration Statement on Form S-6 filed November 2, 1995.)

2.     Not applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and CFBDS, Inc.) (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-60215, filed November 9, 1998.)

3(b).  Specimen Form of Selling Agreement. (Incorporated herein by reference to
       Exhibit 3(b) to the Registration Statement on Form N-4, File No. 333-60215, filed November 9, 1998.)

3(c). Agents Agreement, including schedule of sales commissions. To be filed in a subsequent amendment.

4.     None

5. Form of Variable Life Insurance Policy. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-69773, filed December 28, 1998.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

7.     None
8.     None
9.     None

10.    Application for Variable Life Insurance Policy. To be filed by amendment.

11. Opinion of Counsel regarding the legality of securities being registered. (Incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-69771, filed December 28, 1998.)

12(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Robert I. Lipp, Ian R. Stuart, Katherine M. Sullivan and Marc P. Weill. (Incorporated herein by reference to Exhibits 12 and 12(b) to the Registration Statement and Post-Effective Amendment No. 1 on Form S-6 filed November 2, 1995 and April 25, 1997.)

12(b). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 12(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-63927 filed April 25, 2000

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, The Travelers Fund UL II for Variable Life Insurance certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and, has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Hartford, state of Connecticut, on the 25th day of April 2000.


              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                                   By:*GLENN D. LAMMEY
                                      -----------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer and Controller



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 25th day of April 2000.



*GEORGE C. KOKULIS            Director, President and Chief Executive Officer
----------------------        (Principal Executive Officer)
  (George C. Kokulis)


*KATHERINE M. SULLIVAN        Director
----------------------
  (Katherine M. Sullivan)


*MARC P. WEILL                Director
----------------------
  (Marc P. Weill)



*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Attachment
  or
Exhibit
  No.                   Description                                               Method of Filing
-------                 -----------                                               ----------------

ATTACHMENTS::


B.          Consent and Actuarial Opinion pertaining to the illustrations           Electronically
            contained in the Prospectus.

C.          Consent of KPMG LLP, Independent Certified Public Accountants.          Electronically